UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
March 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.289% 9/26/33	269,761	$295,539
Fannie Mae REMIC Trust
Series 2002-W11 AV1
0.514% 11/25/32 ●	1,810	1,661
Total Agency Asset-Backed Securities
(cost $270,391)		297,200

Agency Collateralized Mortgage
Obligations – 0.96%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	585	647
Series 2002-T4 A3 7.50% 12/25/41	11,399	12,961
Series 2004-T1 1A2 6.50% 1/25/44	9,003	10,401
Fannie Mae REMIC Trust
Series 2002-W6 2A1
6.409% 6/25/42 ●	22,034	25,566
Series 2004-W11 1A2 6.50% 5/25/44	36,145	42,993
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	37,077	42,341
Series 2001-50 BA 7.00% 10/25/41	56,361	64,634
Series 2002-90 A1 6.50% 6/25/42	8,704	9,976
Series 2002-90 A2 6.50% 11/25/42	25,381	28,838
Series 2003-26 AT 5.00% 11/25/32	487,607	503,228
Series 2003-38 MP 5.50% 5/25/23	488,623	536,236
Series 2005-110 MB 5.50% 9/25/35	117,809	127,107
Series 2009-94 AC 5.00% 11/25/39	1,143,980	1,276,988
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,834,577
Series 2010-96 DC 4.00% 9/25/25	3,121,620	3,301,441
Series 2010-116 Z 4.00% 10/25/40	89,764	95,024
Series 2012-122 SD
5.926% 11/25/42 ●Σ	2,290,662	556,645
Series 2013-31 MI 3.00% 4/25/33 Σ	7,047,004	1,027,563
Series 2013-44 DI 3.00% 5/25/33 Σ	9,211,882	1,362,231
Series 2014-36 ZE 3.00% 6/25/44	1,631,225	1,508,838
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	30,658	34,980
Series 2326 ZQ 6.50% 6/15/31	30,864	35,594
Series 2557 WE 5.00% 1/15/18	385,413	401,825
Series 2809 DC 4.50% 6/15/19	219,832	230,383
Series 3123 HT 5.00% 3/15/26	57,503	63,214
Series 3416 GK 4.00% 7/15/22	1,786	1,800
Series 3656 PM 5.00% 4/15/40	2,250,021	2,495,444
Series 4065 DE 3.00% 6/15/32	350,000	359,672
Series 4185 LI 3.00% 3/15/33 Σ	2,275,524	350,019
Series 4191 CI 3.00% 4/15/33 Σ	944,056	128,465
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 M2
1.824% 4/25/24 ●	1,620,000	1,610,105
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	13,974	16,692
Series T-58 2A 6.50% 9/25/43 ⧫	5,386	6,241
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,603,533
Total Agency Collateralized Mortgage
Obligations (cost $21,897,276)		22,706,202

Agency Mortgage-Backed
Securities – 18.43%
Fannie Mae
6.50% 8/1/17	3,629	3,749
Fannie Mae ARM
2.166% 6/1/37 ●	4,216	4,496
2.277% 10/1/33 ●	14,309	14,927
2.315% 11/1/35 ●	114,882	123,001
2.42% 5/1/43 ●	1,188,348	1,215,130
2.546% 6/1/43 ●	421,422	432,585
2.962% 4/1/44 ●	757,479	786,075
3.196% 4/1/44 ●	1,840,597	1,920,393
3.266% 3/1/44 ●	1,765,825	1,848,408
3.31% 9/1/43 ●	1,243,700	1,304,463
5.141% 8/1/35 ●	21,670	23,108
5.646% 8/1/37 ●	106,573	111,983
Fannie Mae Relocation 15 yr
4.00% 9/1/20	58,997	62,068
Fannie Mae Relocation 30 yr
5.00% 11/1/33	1,918	2,112
5.00% 11/1/34	3,766	4,146
5.00% 4/1/35	9,023	9,931
5.00% 10/1/35	17,440	19,207
5.00% 1/1/36	25,376	27,927
5.00% 2/1/36	10,198	11,187
Fannie Mae S.F. 15 yr
2.50% 2/1/28	3,484,398	3,587,992
2.50% 5/1/28	740,728	762,569
3.00% 8/1/27	596,292	626,992
3.50% 7/1/26	973,195	1,038,163
3.50% 12/1/28	362,560	388,526
4.00% 4/1/24	335,292	355,109
4.00% 2/1/25	219,404	232,492
4.00% 5/1/25	656,334	697,881
4.00% 6/1/25	2,247,942	2,389,950
4.00% 11/1/25	2,630,054	2,837,383
4.00% 12/1/26	1,042,483	1,104,700
4.00% 1/1/27	7,686,623	8,267,291
4.00% 5/1/27	2,263,231	2,412,346
4.00% 8/1/27	1,332,512	1,416,187
4.50% 2/1/24	27,010	28,950
4.50% 10/1/24	261,363	281,761
4.50% 2/1/25	98,114	105,754

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 15 yr
4.50% 7/1/25	117,400	$126,301
5.00% 5/1/21	102,310	108,803
6.00% 12/1/22	319,380	346,338
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/30	9,028,000	9,253,347
Fannie Mae S.F. 20 yr
3.00% 2/1/33	158,510	164,319
3.00% 8/1/33	553,892	574,184
3.50% 4/1/33	168,203	177,906
3.50% 9/1/33	787,507	841,214
4.00% 1/1/31	298,298	321,277
4.00% 2/1/31	838,810	903,342
5.00% 11/1/23	68,294	75,852
5.50% 11/1/25	38,454	43,272
5.50% 8/1/28	349,144	392,882
6.00% 9/1/29	630,012	717,511
Fannie Mae S.F. 30 yr
3.00% 7/1/42	1,027,563	1,053,089
3.00% 10/1/42	17,280,280	17,711,921
3.00% 12/1/42	2,678,522	2,745,405
3.00% 1/1/43	7,182,120	7,359,823
3.00% 2/1/43	686,334	703,412
3.00% 4/1/43	3,995,645	4,093,500
3.00% 5/1/43	2,513,312	2,574,308
4.00% 5/1/43	49,129	53,134
4.00% 8/1/43	503,495	543,000
4.00% 7/1/44	2,940,360	3,181,408
4.50% 7/1/36	405,345	443,749
4.50% 11/1/40	1,096,696	1,201,066
4.50% 3/1/41	2,182,964	2,392,598
4.50% 4/1/41	2,931,075	3,211,460
4.50% 7/1/41	838,959	919,842
4.50% 10/1/41	1,256,607	1,377,474
4.50% 1/1/42	27,221,754	29,785,048
4.50% 9/1/42	16,873,062	18,496,137
4.50% 2/1/44	377,044	411,929
4.50% 6/1/44	1,926,875	2,108,695
5.00% 5/1/34	2,353	2,629
5.00% 2/1/35	227,642	254,248
5.00% 4/1/35	18,136	20,198
5.00% 7/1/35	473,682	527,003
5.00% 10/1/35	1,174,778	1,307,076
5.00% 11/1/35	555,980	618,709
5.00% 2/1/36	51,903	57,750
5.00% 2/1/37	43,834	48,974
5.00% 4/1/37	283,032	315,060
5.00% 8/1/37	913,653	1,017,485
5.00% 2/1/38	331,729	369,036
5.50% 12/1/32	62,801	71,155
5.50% 2/1/33	801,121	907,644
5.50% 4/1/34	297,729	337,124
5.50% 8/1/34	46,091	52,218
5.50% 11/1/34	315,963	357,857
5.50% 12/1/34	57,996	65,702
5.50% 1/1/35	804,621	910,571
5.50% 3/1/35	150,733	169,615
5.50% 6/1/35	236,507	266,252
5.50% 12/1/35	22,000	24,842
5.50% 1/1/36	205,806	232,606
5.50% 4/1/36	930,226	1,047,019
5.50% 7/1/36	119,030	134,608
5.50% 11/1/36	310,066	349,317
5.50% 1/1/37	1,255,904	1,415,026
5.50% 2/1/37	19,544	22,009
5.50% 4/1/37	2,444,725	2,753,109
5.50% 7/1/37	2,300,771	2,590,817
5.50% 8/1/37	1,033,845	1,168,339
5.50% 1/1/38	23,578	26,532
5.50% 2/1/38	784,235	886,806
5.50% 3/1/38	672,879	764,440
5.50% 4/1/38	2,434,186	2,739,120
5.50% 5/1/38	36,252	40,794
5.50% 6/1/38	2,654,285	2,986,791
5.50% 9/1/38	1,126,231	1,271,249
5.50% 12/1/38	1,081,468	1,242,736
5.50% 1/1/39	1,068,097	1,204,516
5.50% 2/1/39	4,077,045	4,607,280
5.50% 10/1/39	2,957,232	3,327,688
5.50% 7/1/40	843,399	949,420
5.50% 9/1/41	11,413,351	12,843,634
6.00% 3/1/29	749	863
6.00% 6/1/30	2,696	3,071
6.00% 4/1/35	4,598	5,280
6.00% 1/1/36	3,280	3,741
6.00% 6/1/36	109,560	125,274
6.00% 9/1/36	606,739	693,541
6.00% 11/1/36	10,712	12,206
6.00% 12/1/36	371,878	427,470
6.00% 2/1/37	373,284	426,355
6.00% 5/1/37	1,029,098	1,174,272
6.00% 6/1/37	71,937	82,839
6.00% 7/1/37	69,346	79,588
6.00% 8/1/37	806,259	922,033
6.00% 9/1/37	124,381	142,058
6.00% 11/1/37	183,662	211,039
6.00% 5/1/38	2,404,638	2,752,646
6.00% 7/1/38	45,210	51,575
6.00% 8/1/38	161,363	183,774
6.00% 9/1/38	321,457	366,768
6.00% 10/1/38	1,347,423	1,539,481

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 11/1/38	293,090	$335,294
6.00% 1/1/39	569,216	650,778
6.00% 7/1/39	21,196	24,140
6.00% 9/1/39	6,162,495	7,032,102
6.00% 3/1/40	487,889	556,760
6.00% 7/1/40	2,170,650	2,476,481
6.00% 9/1/40	434,107	495,536
6.00% 11/1/40	190,591	219,642
6.00% 5/1/41	5,225,500	5,970,443
6.50% 2/1/36	265,811	320,663
6.50% 3/1/37	365,960	420,157
7.50% 3/1/32	373	438
7.50% 4/1/32	855	1,013
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	98,471,000	100,430,799
3.50% 5/1/45	35,696,000	37,401,319
4.50% 5/1/45	35,872,000	39,036,036
Freddie Mac ARM
2.167% 8/1/37 ●	3,040	3,239
2.249% 7/1/36 ●	80,458	85,793
2.25% 2/1/37 ●	186,374	198,879
2.275% 10/1/37 ●	14,727	15,547
2.307% 4/1/34 ●	1,198	1,273
2.342% 12/1/33 ●	28,183	30,146
2.482% 6/1/37 ●	273,257	293,252
2.532% 1/1/44 ●	3,561,486	3,673,823
Freddie Mac Relocation 30 yr
5.00% 9/1/33	5,406	5,949
Freddie Mac S.F. 15 yr
2.50% 3/1/28	685,324	704,715
3.50% 11/1/25	286,370	304,540
3.50% 6/1/26	315,982	335,821
3.50% 10/1/26	308,875	330,967
3.50% 1/1/27	288,801	306,759
4.00% 5/1/25	194,728	207,373
4.00% 8/1/25	388,500	413,849
4.00% 11/1/26	789,759	840,311
4.50% 5/1/20	243,110	256,644
4.50% 7/1/25	201,927	217,725
4.50% 6/1/26	471,994	509,105
4.50% 9/1/26	775,743	837,717
5.00% 6/1/18	63,662	66,893
Freddie Mac S.F. 20 yr
3.50% 1/1/34	1,479,391	1,560,524
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,214,818	1,242,476
3.00% 11/1/42	1,100,589	1,128,680
4.50% 10/1/39	505,018	551,015
4.50% 4/1/41	3,862,435	4,221,908
5.00% 3/1/34	14,748	16,543
5.50% 3/1/34	133,277	150,404
5.50% 12/1/34	127,193	143,801
5.50% 6/1/36	79,985	89,992
5.50% 11/1/36	166,556	186,459
5.50% 12/1/36	39,195	44,006
5.50% 9/1/37	184,384	206,980
5.50% 4/1/38	649,810	729,324
5.50% 6/1/38	98,982	111,116
5.50% 7/1/38	678,464	761,116
5.50% 6/1/39	710,147	796,591
5.50% 3/1/40	440,614	494,598
5.50% 8/1/40	335,941	376,726
5.50% 1/1/41	458,619	513,855
5.50% 6/1/41	5,191,543	5,819,051
6.00% 2/1/36	665,591	764,362
6.00% 1/1/38	176,519	200,350
6.00% 6/1/38	498,162	566,668
6.00% 8/1/38	754,586	861,415
6.00% 5/1/40	206,984	235,392
6.00% 7/1/40	1,201,238	1,372,557
6.50% 8/1/38	113,145	129,617
6.50% 4/1/39	764,784	876,124
GNMA I S.F. 30 yr
5.00% 6/15/40	252,166	281,234
7.00% 12/15/34	166,498	201,550
Total Agency Mortgage-Backed
Securities (cost $432,025,095)		438,027,721

Commercial Mortgage-Backed
Securities – 5.48%
Banc of America Commercial Mortgage
Trust
Series 2006-1 AM 5.421% 9/10/45 ●	540,000	554,804
Series 2007-4 AM 5.821% 2/10/51 ●	1,330,000	1,445,068
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-PWR18 A4
5.70% 6/11/50	1,185,000	1,282,623
CD Commercial Mortgage Trust
Series 2005-CD1 AM
5.225% 7/15/44 ●	2,340,000	2,376,069
Series 2005-CD1 C 5.225% 7/15/44 ●	650,000	659,300
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	2,275,000	2,426,720
Series 2015-GC27 A5
3.137% 2/10/48	855,000	875,577
COMM Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	2,805,000	3,030,993

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities (continued)
COMM Mortgage Trust
Series 2014-CR20 A4
3.59% 11/10/47	3,335,000	$3,547,866
Series 2014-CR20 AM
3.938% 11/10/47	1,510,000	1,612,688
Series 2014-CR21 A3
3.528% 12/10/47	1,815,000	1,921,571
Series 2015-3BP A 144A
3.178% 2/10/35 #	3,960,000	4,053,226
Series 2015-DC1 A5 3.35% 2/10/48	1,970,000	2,054,216
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37 ●	6,200,248	6,245,999
Series 2007-GG9 AM
5.475% 3/10/39	1,085,000	1,144,300
Credit Suisse First Boston Mortgage
Securities
Series 2005-C5 AM 5.10% 8/15/38 ●	1,365,000	1,375,431
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	6,415,000	7,324,397
Series 2011-LC1A C 144A
5.558% 11/10/46 #●	2,000,000	2,269,568
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.618% 11/25/49 #●	1,280,000	1,404,305
Series 2011-K15 B 144A
4.932% 8/25/44 #●	195,000	216,855
Series 2011-K702 B 144A
4.771% 4/25/44 #●	545,000	585,449
Series 2011-K703 B 144A
4.884% 7/25/44 #●	515,000	556,189
Series 2012-K19 B 144A
4.037% 5/25/45 #●	390,000	416,678
Series 2012-K22 B 144A
3.687% 8/25/45 #●	1,730,000	1,797,072
Series 2012-K22 C 144A
3.687% 8/25/45 #●	1,400,000	1,413,790
Series 2012-K707 B 144A
3.883% 1/25/47 #●	700,000	733,706
Series 2012-K708 B 144A
3.761% 2/25/45 #●	2,365,000	2,468,731
Series 2012-K708 C 144A
3.761% 2/25/45 #●	530,000	542,804
Series 2012-K711 B 144A
3.562% 8/25/45 #●	2,030,000	2,118,067
Series 2013-K26 C 144A
3.60% 12/25/45 #●	860,000	862,018
Series 2013-K30 C 144A
3.556% 6/25/45 #●	1,560,000	1,539,266
Series 2013-K31 C 144A
3.627% 7/25/46 #●	2,965,000	2,957,104
Series 2013-K33 B 144A
3.504% 8/25/46 #●	1,315,000	1,345,943
Series 2013-K33 C 144A
3.504% 8/25/46 #●	905,000	895,828
Series 2013-K712 B 144A
3.369% 5/25/45 #●	4,270,000	4,393,497
Series 2013-K713 B 144A
3.165% 4/25/46 #●	3,190,000	3,251,637
Series 2013-K713 C 144A
3.165% 4/25/46 #●	2,190,000	2,171,751
Series 2014-K716 C 144A
3.954% 8/25/47 #●	1,105,000	1,131,335
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	6,755,000	7,138,069
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	1,815,000	1,844,416
Series 2010-C1 A2 144A
4.592% 8/10/43 #	3,090,000	3,450,479
Series 2010-C1 C 144A
5.635% 8/10/43 #●	1,010,000	1,131,952
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	5,415,000	5,427,314
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	3,810,000	3,858,421
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A
3.087% 3/5/37 #	3,425,000	3,461,373
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	2,538,695	2,537,324
Series 2014-C22 B 4.562% 9/15/47 ●	645,000	704,633
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.724% 8/12/37 ●	600,000	651,645
Series 2005-LDP4 AJ
5.04% 10/15/42 ●	3,085,000	3,107,838
Series 2005-LDP5 D
5.382% 12/15/44 ●	1,110,000	1,133,449
Series 2006-LDP8 AM 5.44% 5/15/45	4,004,000	4,205,421
Series 2011-C5 C 144A
5.323% 8/15/46 #●	1,100,000	1,234,517
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	118,129	120,174

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities (continued)
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	2,390,000	$2,506,441
Series 2006-C6 AM 5.413% 9/15/39	1,590,000	1,677,951
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	995,000	1,085,109
Series 2014-C19 AS
3.832% 12/15/47	610,000	643,784
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.204% 11/14/42 ●	1,650,000	1,670,973
Series 2005-HQ7 C
5.204% 11/14/42 ●	2,275,000	2,289,285
Series 2006-T21 AM
5.204% 10/12/52 ●	1,570,000	1,609,875
Series 2006-T21 B 144A
5.314% 10/12/52 #●	800,000	822,030
TimberStar Trust I
Series 2006-1A A 144A
5.668% 10/15/36 #	1,510,000	1,598,090
WFRBS Commercial Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	1,220,000	1,333,323
Total Commercial Mortgage-Backed
Securities (cost $128,827,238)		130,246,327

Convertible Bonds – 1.48%
Abengoa 144A 5.125% exercise price
$38.74, expiration date 2/23/17 #	800,000	805,000
Alaska Communications Systems Group
6.25% exercise price $10.28,
expiration date 4/27/18	1,374,000	1,354,249
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	453,000	469,138
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	996,000	1,085,640
BioMarin Pharmaceutical 1.50% exercise
price $94.15, expiration date
10/13/20	695,000	1,055,966
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration date
12/1/18	1,215,000	1,267,397
Blucora 4.25% exercise price $21.66,
expiration date 3/29/19	652,000	609,213
Campus Crest Communities Operating
Partnership 144A 4.75% exercise price
$12.56, expiration date 10/11/18 #	1,232,000	1,192,730
Cardtronics 1.00% exercise price
$52.35, expiration date 11/27/20	1,276,000	1,268,823
Cemex 3.25% exercise price $9.65,
expiration date 3/9/16	866,000	973,709
Chart Industries 2.00% exercise price
$69.03, expiration date 7/30/18	401,000	387,717
Chesapeake Energy 2.25% exercise
price $80.28, expiration date
12/14/38	603,000	550,237
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18 #	661,000	813,443
Gain Capital Holdings 4.125% exercise
price $12.00, expiration date
11/30/18	373,000	402,141
General Cable 4.50% exercise price
$34.47, expiration date 11/15/29 ϕ	1,156,000	921,187
Gilead Sciences 1.625% exercise price
$22.71, expiration date 4/29/16	308,000	1,327,482
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42 ϕ	611,000	758,022
Illumina 0.25% exercise price $83.55,
expiration date 3/11/16	278,000	615,250
Intel 3.25% exercise price $21.47,
expiration date 8/1/39	298,000	471,028
j2 Global 3.25% exercise price $69.37,
expiration date 6/14/29	1,146,000	1,325,063
Jefferies Group 3.875% exercise price
$44.94, expiration date 10/31/29	836,000	848,017
Lexington Realty Trust 144A 6.00%
exercise price $6.60, expiration date
1/11/30 #	348,000	505,253
Liberty Interactive 0.75% exercise price
$1,000.00, expiration date 3/30/43	1,190,000	1,666,744
Liberty Interactive 144A 1.00% exercise
price $64.31, expiration date
9/28/43 #	886,000	870,495
Meritor 4.00% exercise price $26.73,
expiration date 2/12/27 ϕ	1,095,000	1,138,116
Microchip Technology 144A 1.625%
exercise price $68.17, expiration date
2/13/25 #	157,000	163,771
Mylan 3.75% exercise price $13.32,
expiration date 9/10/15	310,000	1,379,694
Novellus Systems 2.625% exercise price
$34.78, expiration date 5/14/41	648,000	1,326,375
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17	1,402,000	1,757,757
NXP Semiconductors 144A 1.00%
exercise price $102.84, expiration date
11/27/19 #	616,000	736,890
Oclaro 144A 6.00% exercise price $1.95,
expiration date 2/14/20 #	239,000	292,327

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Convertible Bonds (continued)
Peabody Energy 4.75% exercise price
$57.15, expiration date 12/15/41		951,000	$340,577
PROS Holdings 144A 2.00% exercise
price $33.79, expiration date
11/27/19 #		623,000	643,247
SanDisk 1.50% exercise price $51.16,
expiration date 8/11/17		578,000	790,054
Spectrum Pharmaceuticals 2.75%
exercise price $10.53, expiration date
12/13/18		398,000	365,911
Spirit Realty Capital 3.75% exercise
price $13.10, expiration date 5/13/21		872,000	873,094
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19		401,000	278,695
TPG Specialty Lending 144A 4.50%
exercise price $25.83, expiration date
12/15/19 #		866,000	864,917
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date 7/15/43 #		1,167,000	711,870
Vector Group 1.75% exercise price
$25.87, expiration date 4/15/20		785,000	844,856
Vector Group 2.50% exercise price
$16.78, expiration date 1/14/19 ●		352,000	497,966
VeriSign 4.136% exercise price $34.37,
expiration date 8/15/37		347,000	689,879
Total Convertible Bonds
(cost $32,072,504)			35,239,940

Corporate Bonds – 50.74%
Automotive – 0.51%
American Axle & Manufacturing
6.25% 3/15/21		1,156,000	1,222,470
Delphi 5.00% 2/15/23		480,000	516,000
Ford Motor 7.45% 7/16/31		2,320,000	3,211,393
Gates Global 144A 6.00% 7/15/22 #		1,135,000	1,076,831
Lear 5.25% 1/15/25		4,355,000	4,463,875
Meritor 6.75% 6/15/21		516,000	536,640
TRW Automotive 144A 4.50% 3/1/21 #		1,000,000	1,010,000
			12,037,209
Banking – 6.32%
Akbank 144A 4.00% 1/24/20 #		2,375,000	2,322,750
Ally Financial 4.125% 2/13/22		350,000	342,125
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	511,119
Bank of America 4.25% 10/22/26		5,105,000	5,277,314
Bank of New York Mellon
2.15% 2/24/20		535,000	539,735
Barclays Bank 7.625% 11/21/22		2,135,000	2,503,287
BB&T 5.25% 11/1/19		10,852,000	12,283,542
BBVA Banco Continental 144A
5.00% 8/26/22 #		1,235,000	1,318,980
BBVA Bancomer
144A 6.50% 3/10/21 #		2,530,000	2,813,056
144A 7.25% 4/22/20 #		765,000	849,150
Branch Banking & Trust
3.80% 10/30/26		3,350,000	3,532,217
City National 5.25% 9/15/20		2,075,000	2,384,704
Cooperatieve Centrale Raiffeisen-
Boerenleenbank
2.50% 9/4/20	NOK	5,290,000	685,732
4.25% 1/13/22	AUD	1,073,000	862,170
4.625% 12/1/23		2,270,000	2,458,394
Credit Suisse 144A 6.50% 8/8/23 #		2,520,000	2,883,603
Credit Suisse Group
144A 6.25% 12/29/49 #●		845,000	832,747
144A 7.50% 12/29/49 #●		430,000	462,787
Credit Suisse Group Funding Guernsey
144A 3.75% 3/26/25 #		3,130,000	3,173,160
Export-Import Bank of China 144A
2.50% 7/31/19 #		2,160,000	2,191,264
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	210,000	171,818
144A 3.00% 5/22/18 #	NOK	1,100,000	141,407
Goldman Sachs Group
2.60% 4/23/20		4,370,000	4,421,614
3.55% 2/12/21	CAD	800,000	676,626
3.617% 8/21/19 ●	AUD	550,000	423,172
5.20% 12/17/19	NZD	2,280,000	1,746,666
HSBC Holdings 6.375% 3/29/49 ●		1,910,000	1,957,750
HSBC New Zealand 4.54% 12/10/18 ●	NZD	1,200,000	905,114
JPMorgan Chase
0.886% 1/28/19 ●		1,124,000	1,127,136
1.50% 1/27/25	EUR	2,607,000	2,896,349
3.50% 12/18/26	GBP	264,000	426,935
4.125% 12/15/26		6,350,000	6,598,310
4.25% 11/2/18	NZD	1,840,000	1,382,371
6.75% 1/29/49 ●		1,505,000	1,640,450
KeyBank 6.95% 2/1/28		4,255,000	5,677,749
Lloyds Banking Group
4.50% 11/4/24		2,605,000	2,711,039
7.50% 4/30/49 ●		3,075,000	3,274,875
Morgan Stanley
1.106% 1/24/19 ●		1,126,000	1,130,801
3.125% 8/5/21	CAD	972,000	803,154
4.35% 9/8/26		2,885,000	3,028,333
5.00% 9/30/21	AUD	1,087,000	887,501
MUFG Americas Holdings
2.25% 2/10/20		1,560,000	1,564,781
3.00% 2/10/25		3,740,000	3,705,495
National City Bank 0.634% 6/7/17 ●		1,905,000	1,896,700
Northern Trust 3.95% 10/30/25		1,375,000	1,479,060
Oversea-Chinese Banking 144A
4.00% 10/15/24 #●		430,000	448,709

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
PNC Bank
3.30% 10/30/24		2,580,000	$2,683,680
6.875% 4/1/18		5,710,000	6,552,602
PNC Preferred Funding Trust II 144A
1.493% 3/29/49 #●		3,700,000	3,404,000
Santander Holdings USA
3.45% 8/27/18		1,650,000	1,718,369
Santander UK 144A 5.00% 11/7/23 #		7,665,000	8,268,672
State Street 3.10% 5/15/23		1,360,000	1,378,104
SunTrust Bank 0.553% 8/24/15 ●		1,965,000	1,964,436
SunTrust Banks 2.35% 11/1/18		685,000	696,239
SVB Financial Group 3.50% 1/29/25		1,350,000	1,343,932
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		2,947,000	2,982,423
U.S. Bancorp 3.60% 9/11/24		2,640,000	2,757,485
US Bank 2.80% 1/27/25		2,295,000	2,296,079
USB Capital IX 3.50% 10/29/49 ●		7,185,000	5,981,513
USB Realty 144A 1.40% 12/29/49 #●		300,000	274,500
Wells Fargo
3.50% 9/12/29	GBP	654,000	1,040,351
4.75% 8/27/24	AUD	660,000	545,555
5.875% 12/29/49 ●		960,000	1,017,792
Woori Bank
144A 2.875% 10/2/18 #		1,600,000	1,645,704
144A 4.75% 4/30/24 #		2,000,000	2,141,736
Zions Bancorp 4.50% 6/13/23		2,150,000	2,277,557
			150,322,480
Basic Industry – 3.63%
AK Steel 7.625% 5/15/20		725,000	627,125
ArcelorMittal
6.125% 6/1/18		854,000	919,758
10.60% 6/1/19		2,685,000	3,294,159
Axalta Coating Systems U.S. Holdings
144A 7.375% 5/1/21 #		1,065,000	1,150,200
BHP Billiton Finance 3.25% 9/25/24	GBP	565,000	887,877
Braskem Finance 6.45% 2/3/24		765,000	740,137
Builders FirstSource 144A
7.625% 6/1/21 #		460,000	464,600
Cemex 144A 7.25% 1/15/21 #		735,000	786,450
CF Industries
6.875% 5/1/18		4,115,000	4,694,487
7.125% 5/1/20		1,165,000	1,405,288
Consolidated Energy Finance 144A
6.75% 10/15/19 #		1,800,000	1,822,500
Dow Chemical
3.50% 10/1/24		1,020,000	1,037,843
8.55% 5/15/19		9,161,000	11,480,006
FMG Resources August 2006
144A 6.875% 4/1/22 #		3,834,000	2,846,745
144A 8.25% 11/1/19 #		682,000	589,077
Freeport-McMoRan Oil & Gas
6.50% 11/15/20		1,115,000	1,186,081
Georgia-Pacific
144A 3.60% 3/1/25 #		1,365,000	1,402,125
8.00% 1/15/24		5,210,000	6,923,981
Gerdau Holdings 144A 7.00% 1/20/20 #		1,595,000	1,710,637
Gerdau Trade 144A 5.75% 1/30/21 #		615,000	617,306
Grace (W.R.) 144A 5.125% 10/1/21 #		1,625,000	1,690,000
HD Supply
7.50% 7/15/20		598,000	642,850
11.50% 7/15/20		1,210,000	1,405,113
Inversiones 144A 6.125% 11/5/19 #		990,000	1,101,870
INVISTA Finance 144A
4.25% 10/15/19 #		2,465,000	2,461,919
LSB Industries 7.75% 8/1/19		250,000	261,875
Lundin Mining 144A 7.50% 11/1/20 #		1,195,000	1,242,800
LYB International Finance
4.875% 3/15/44		180,000	194,119
LyondellBasell Industries
4.625% 2/26/55		3,870,000	3,871,072
Methanex 4.25% 12/1/24		2,890,000	2,933,821
MMC Norilsk Nickel 144A
5.55% 10/28/20 #		962,000	926,050
Nortek 8.50% 4/15/21		1,462,000	1,571,650
NOVA Chemicals 144A 5.00% 5/1/25 #		3,174,000	3,324,765
Novelis 8.75% 12/15/20		1,450,000	1,560,563
OCP
144A 5.625% 4/25/24 #		2,560,000	2,793,600
144A 6.875% 4/25/44 #		1,650,000	1,850,063
Phosagro 144A 4.204% 2/13/18 #		2,080,000	1,969,760
PolyOne 5.25% 3/15/23		812,000	846,510
Potash of Saskatchewan 3.00% 4/1/25		1,705,000	1,710,865
PPG Industries 2.30% 11/15/19		1,770,000	1,791,960
Rockwood Specialties Group
4.625% 10/15/20		1,595,000	1,664,781
Ryerson
9.00% 10/15/17		827,000	837,337
11.25% 10/15/18		228,000	232,560
TPC Group 144A 8.75% 12/15/20 #		645,000	593,400
Weyerhaeuser 4.625% 9/15/23		2,530,000	2,786,114
Yamana Gold 4.95% 7/15/24		1,415,000	1,393,802
			86,245,601
Brokerage – 0.39%
Affiliated Managers Group
3.50% 8/1/25		2,115,000	2,116,916
Jefferies Group
5.125% 1/20/23		1,540,000	1,601,087
6.45% 6/8/27		893,000	968,905
6.50% 1/20/43		585,000	583,930
Lazard Group 6.85% 6/15/17		878,000	975,928

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
SUAM Finance 144A 4.875% 4/17/24 #		2,820,000	$2,925,750
			9,172,516
Capital Goods – 0.89%
Accudyne Industries 144A
7.75% 12/15/20 #		895,000	803,263
Berry Plastics 5.50% 5/15/22		675,000	694,406
BWAY Holding 144A 9.125% 8/15/21 #		2,310,000	2,413,950
Cemex 144A 4.375% 3/5/23 #	EUR	1,925,000	2,078,005
Cemex Finance 144A
9.375% 10/12/22 #		1,720,000	1,960,800
Consolidated Container 144A
10.125% 7/15/20 #		665,000	581,875
Ingersoll-Rand Global Holding
4.25% 6/15/23		4,325,000	4,625,908
Lockheed Martin 3.80% 3/1/45		975,000	973,512
Masco 4.45% 4/1/25		1,385,000	1,433,475
Milacron 144A 7.75% 2/15/21 #		822,000	854,880
Plastipak Holdings 144A
6.50% 10/1/21 #		1,037,000	1,060,333
Reynolds Group Issuer 8.25% 2/15/21		515,000	553,625
TransDigm
6.00% 7/15/22		757,000	760,785
6.50% 7/15/24		35,000	35,350
7.50% 7/15/21		925,000	999,000
Votorantim Cimentos 144A
7.25% 4/5/41 #		1,230,000	1,211,604
			21,040,771
Communications – 7.64%
Altice 144A 7.625% 2/15/25 #		500,000	503,437
Altice Financing 144A 6.625% 2/15/23 #		4,060,000	4,202,100
America Movil 5.00% 3/30/20		2,720,000	3,095,958
American Tower Trust I
144A 1.551% 3/15/43 #		955,000	953,825
144A 3.07% 3/15/23 #		2,430,000	2,448,720
AT&T
4.35% 6/15/45		1,770,000	1,699,929
5.35% 9/1/40		2,940,000	3,219,988
Bell Canada 3.35% 3/22/23	CAD	773,000	642,933
Bharti Airtel International Netherlands
144A 5.35% 5/20/24 #		2,615,000	2,892,844
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,734,162
CenturyLink
5.80% 3/15/22		5,380,000	5,628,825
6.75% 12/1/23		982,000	1,085,110
Columbus International 144A
7.375% 3/30/21 #		3,350,000	3,534,250
Comcast 3.375% 2/15/25		7,480,000	7,832,181
Cox Communications 144A
3.85% 2/1/25 #		3,385,000	3,493,144
Crown Castle Towers 144A
4.883% 8/15/20 #		9,630,000	10,603,107
Deutsche Telekom International Finance
6.50% 4/8/22	GBP	416,000	785,186
Digicel Group 144A 8.25% 9/30/20 #		3,770,000	3,794,505
Equinix
4.875% 4/1/20		714,000	740,775
5.375% 4/1/23		1,256,000	1,310,008
Grupo Televisa 5.00% 5/13/45		1,680,000	1,757,030
Historic TW 6.875% 6/15/18		5,790,000	6,738,668
Hughes Satellite Systems
7.625% 6/15/21		515,000	568,431
Intelsat Luxembourg
7.75% 6/1/21		825,000	764,156
8.125% 6/1/23		11,429,000	10,571,825
Level 3 Financing 5.375% 8/15/22		3,464,000	3,581,991
Millicom International Cellular
144A 6.00% 3/15/25 #		1,130,000	1,131,413
144A 6.625% 10/15/21 #		1,760,000	1,867,800
MTN Mauritius Investments 144A
4.755% 11/11/24 #		2,230,000	2,251,185
MTS International Funding 144A
8.625% 6/22/20 #		1,740,000	1,831,489
Netflix 144A 5.875% 2/15/25 #		7,019,000	7,238,344
Oi 144A 5.75% 2/10/22 #		1,286,000	1,061,593
Orange 5.50% 2/6/44		2,215,000	2,640,012
SBA Tower Trust
144A 2.24% 4/16/18 #		1,800,000	1,801,371
144A 2.898% 10/15/19 #		1,300,000	1,315,800
SES 144A 3.60% 4/4/23 #		3,960,000	4,155,442
SES GLOBAL Americas Holdings 144A
5.30% 3/25/44 #		4,565,000	5,142,217
Sky 144A 3.75% 9/16/24 #		4,335,000	4,490,618
Sprint
7.125% 6/15/24		6,059,000	5,937,820
7.25% 9/15/21		1,995,000	2,012,456
7.875% 9/15/23		2,565,000	2,629,125
Telefonica Emisiones 4.57% 4/27/23		2,580,000	2,843,877
Telemar Norte Leste 144A
5.50% 10/23/20 #		2,350,000	2,076,225
Time Warner Cable 8.25% 4/1/19		5,280,000	6,463,818
T-Mobile USA
6.125% 1/15/22		4,899,000	5,070,465
6.836% 4/28/23		1,860,000	1,964,625
UPCB Finance IV 144A
5.375% 1/15/25 #		1,905,000	1,905,000
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,249,553
4.40% 11/1/34		3,490,000	3,566,773
4.862% 8/21/46		5,770,000	6,055,667
5.15% 9/15/23		2,380,000	2,730,531
Viacom 4.85% 12/15/34		5,835,000	6,046,945

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Vimpel Communications 144A
7.748% 2/2/21 #		2,158,000	$2,144,405
Virgin Media Secured Finance 144A
5.25% 1/15/26 #		390,000	398,775
VTR Finance 144A 6.875% 1/15/24 #		3,630,000	3,775,200
Wind Acquisition Finance 144A
7.375% 4/23/21 #		1,215,000	1,263,600
Windstream
7.50% 4/1/23		325,000	312,000
7.75% 10/1/21		650,000	651,625
WPP Finance 2010 5.625% 11/15/43		2,760,000	3,264,994
			181,473,851
Consumer Cyclical – 3.72%
Alibaba Group Holding 144A
3.125% 11/28/21 #		4,240,000	4,276,265
Bed Bath & Beyond 4.915% 8/1/34		2,505,000	2,691,034
BorgWarner 3.375% 3/15/25		655,000	675,576
CDK Global 144A 4.50% 10/15/24 #		2,400,000	2,478,343
Cencosud 144A 5.15% 2/12/25 #		3,120,000	3,087,942
Chinos Intermediate Holdings A 144A
PIK 7.75% 5/1/19 #❆		888,000	781,440
Daimler 2.75% 12/10/18	NOK	5,560,000	725,903
Dana Holding 5.50% 12/15/24		612,000	633,420
Delphi 4.15% 3/15/24		2,555,000	2,721,121
Ford Motor Credit
3.664% 9/8/24		1,440,000	1,488,709
5.875% 8/2/21		1,745,000	2,056,985
General Motors
3.50% 10/2/18		1,865,000	1,920,129
5.00% 4/1/35		1,775,000	1,900,084
General Motors Financial
3.15% 1/15/20		610,000	617,927
4.00% 1/15/25		780,000	797,104
4.375% 9/25/21		1,810,000	1,924,645
Host Hotels & Resorts
3.75% 10/15/23		2,500,000	2,538,470
4.75% 3/1/23		2,105,000	2,272,379
5.875% 6/15/19		920,000	954,816
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,586,460
144A 2.55% 2/6/19 #		685,000	697,284
International Game Technology
5.35% 10/15/23		3,475,000	3,531,031
Landry’s 144A 9.375% 5/1/20 #		1,459,000	1,572,073
Magna International 3.625% 6/15/24		3,405,000	3,475,695
Marriott International 3.375% 10/15/20		1,670,000	1,751,055
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		391,000	406,640
Priceline Group 3.65% 3/15/25		4,555,000	4,644,916
QVC
4.375% 3/15/23		3,675,000	3,750,529
5.45% 8/15/34		2,840,000	2,825,232
Sally Holdings 5.75% 6/1/22		967,000	1,033,481
Schaeffler Finance 144A
4.75% 5/15/23 #		400,000	405,000
Signet UK Finance 4.70% 6/15/24		3,115,000	3,203,326
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		2,230,000	2,293,229
4.50% 10/1/34		585,000	610,667
Tenedora Nemak 144A 5.50% 2/28/23 #		2,885,000	2,998,957
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	154,457
3.04% 12/20/16	NZD	2,070,000	1,527,919
TRW Automotive 144A 4.45% 12/1/23 #		4,310,000	4,353,100
Tupy Overseas 144A 6.625% 7/17/24 #		2,150,000	2,074,750
Volvo Treasury 1.227% 3/1/17 ●	SEK	3,500,000	412,455
Walgreens Boots Alliance
3.80% 11/18/24		2,525,000	2,615,867
Wyndham Worldwide
4.25% 3/1/22		1,460,000	1,525,893
5.625% 3/1/21		1,630,000	1,842,894
Wynn Las Vegas 144A 5.50% 3/1/25 #		4,535,000	4,614,363
			88,449,565
Consumer Non-Cyclical – 4.75%
Actavis Funding
3.45% 3/15/22		2,015,000	2,067,025
3.80% 3/15/25		2,985,000	3,086,845
4.55% 3/15/35		335,000	350,312
AmerisourceBergen 3.25% 3/1/25		1,525,000	1,548,508
Amgen 4.00% 9/13/29	GBP	341,000	555,036
Bayer U.S. Finance 144A
2.375% 10/8/19 #		1,375,000	1,399,387
Becton Dickinson 3.734% 12/15/24		2,530,000	2,653,173
Boston Scientific
2.65% 10/1/18		1,360,000	1,376,111
6.00% 1/15/20		2,830,000	3,260,794
BRF 144A 3.95% 5/22/23 #		1,180,000	1,098,521
Campbell Soup 3.30% 3/19/25		2,895,000	2,949,516
CareFusion 6.375% 8/1/19		3,600,000	4,212,925
Celgene
3.25% 8/15/22		1,575,000	1,612,913
3.95% 10/15/20		2,295,000	2,479,663
4.625% 5/15/44		1,755,000	1,874,384
EMD Finance
144A 2.95% 3/19/22 #		1,455,000	1,474,317
144A 3.25% 3/19/25 #		2,815,000	2,853,912
ENA Norte Trust 144A 4.95% 4/25/23 #		1,309,786	1,352,354
Express Scripts Holding
2.25% 6/15/19		1,845,000	1,855,155
3.50% 6/15/24		2,580,000	2,661,262

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Gilead Sciences
3.50% 2/1/25	2,220,000	$2,343,925
4.50% 2/1/45	510,000	564,681
Hutchison Whampoa International 14
144A 3.625% 10/31/24 #	1,980,000	2,032,518
JBS Investments 144A
7.75% 10/28/20 #	3,705,000	3,936,563
Lilly (Eli) 2.75% 6/1/25	1,550,000	1,558,858
Medtronic
144A 3.15% 3/15/22 #	3,285,000	3,414,212
144A 3.50% 3/15/25 #	3,350,000	3,506,475
Merck
2.35% 2/10/22	1,905,000	1,908,480
2.75% 2/10/25	9,290,000	9,294,422
Minerva Luxembourg 144A
7.75% 1/31/23 #	915,000	903,563
Pernod Ricard 144A 5.75% 4/7/21 #	3,815,000	4,432,912
Perrigo
4.00% 11/15/23	2,870,000	3,004,129
5.30% 11/15/43	835,000	949,540
Perrigo Finance 3.50% 12/15/21	815,000	844,096
Prestige Brands 144A
5.375% 12/15/21 #	1,343,000	1,366,503
Smithfield Foods 6.625% 8/15/22	720,000	773,100
Smucker (J.M.)
144A 3.00% 3/15/22 #	735,000	747,200
144A 3.50% 3/15/25 #	3,240,000	3,337,741
144A 4.25% 3/15/35 #	1,010,000	1,049,641
Spectrum Brands
6.375% 11/15/20	1,020,000	1,086,300
6.625% 11/15/22	2,215,000	2,381,125
Thermo Fisher Scientific
2.40% 2/1/19	2,535,000	2,572,941
3.30% 2/15/22	790,000	811,280
4.15% 2/1/24	1,985,000	2,147,200
VRX Escrow 144A 5.875% 5/15/23 #	2,245,000	2,306,737
Zimmer Holdings
3.15% 4/1/22	935,000	947,184
3.375% 11/30/21	2,750,000	2,830,085
3.55% 4/1/25	2,975,000	3,040,447
4.625% 11/30/19	3,645,000	4,018,339
Zoetis 3.25% 2/1/23	4,125,000	4,118,033
		112,950,343
Electric – 4.39%
AES Gener
144A 5.25% 8/15/21 #	1,250,000	1,347,677
144A 8.375% 12/18/73 #●	1,620,000	1,782,162
Ameren Illinois
3.25% 3/1/25	2,090,000	2,182,729
9.75% 11/15/18	5,900,000	7,496,865
American Transmission Systems 144A
5.25% 1/15/22 #	5,410,000	6,224,584
Berkshire Hathaway Energy
3.75% 11/15/23	3,405,000	3,636,268
4.50% 2/1/45	1,425,000	1,557,887
Cleveland Electric Illuminating
5.50% 8/15/24	365,000	440,310
CMS Energy 6.25% 2/1/20	1,730,000	2,046,140
ComEd Financing III 6.35% 3/15/33	2,055,000	2,122,521
DTE Energy 2.40% 12/1/19	2,310,000	2,350,129
Duquesne Light Holdings
5.50% 8/15/15	1,076,000	1,094,010
Dynegy Finance I/II
144A 6.75% 11/1/19 #	280,000	290,150
144A 7.375% 11/1/22 #	425,000	448,375
144A 7.625% 11/1/24 #	4,495,000	4,725,369
E.CL 144A 5.625% 1/15/21 #	400,000	444,698
Enel 144A 8.75% 9/24/73 #●	3,512,000	4,244,161
Entergy Arkansas 3.70% 6/1/24	895,000	960,049
Entergy Louisiana 4.05% 9/1/23	4,045,000	4,448,452
Eskom Holdings 144A
7.125% 2/11/25 #	690,000	696,555
Great Plains Energy 4.85% 6/1/21	1,695,000	1,898,202
Indiana Michigan Power 3.20% 3/15/23	1,455,000	1,496,774
Integrys Energy Group 6.11% 12/1/66 ●	3,280,000	3,215,640
IPALCO Enterprises 5.00% 5/1/18	1,390,000	1,480,350
ITC Holdings 3.65% 6/15/24	3,520,000	3,655,340
LG&E & KU Energy
3.75% 11/15/20	2,660,000	2,818,557
4.375% 10/1/21	3,765,000	4,161,432
Metropolitan Edison 144A
4.00% 4/15/25 #	2,270,000	2,376,145
National Rural Utilities Cooperative
Finance
2.85% 1/27/25	2,745,000	2,769,760
4.75% 4/30/43 ●	2,840,000	2,855,620
NextEra Energy Capital Holdings
2.40% 9/15/19	3,380,000	3,423,234
3.625% 6/15/23	1,320,000	1,383,965
NV Energy 6.25% 11/15/20	2,875,000	3,416,262
Pennsylvania Electric 5.20% 4/1/20	3,235,000	3,585,250
Perusahaan Listrik Negara 144A
5.50% 11/22/21 #	2,560,000	2,806,400
Public Service of Oklahoma
5.15% 12/1/19	3,700,000	4,181,955
Puget Energy 6.00% 9/1/21	1,080,000	1,276,937
SCANA 4.125% 2/1/22	2,300,000	2,421,633
Trans-Allegheny Interstate Line 144A
3.85% 6/1/25 #	2,055,000	2,151,016
Transelec 144A 4.25% 1/14/25 #	1,770,000	1,812,662

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Wisconsin Energy 6.25% 5/15/67 ●	2,585,000	$2,591,382
		104,317,607
Energy – 6.18%
AmeriGas Finance 7.00% 5/20/22	1,118,000	1,204,645
Anadarko Petroleum 4.50% 7/15/44	2,245,000	2,306,064
Bristow Group 6.25% 10/15/22	1,187,000	1,133,585
California Resources
144A 5.00% 1/15/20 #	1,355,000	1,229,663
144A 5.50% 9/15/21 #	610,000	544,242
144A 6.00% 11/15/24 #	1,105,000	975,163
Chaparral Energy 7.625% 11/15/22	240,000	163,200
Chesapeake Energy 5.75% 3/15/23	5,385,000	5,277,300
Chevron
1.961% 3/3/20	2,285,000	2,301,214
2.411% 3/3/22	1,305,000	1,308,664
Cimarex Energy 4.375% 6/1/24	1,310,000	1,306,725
CNOOC Finance 2012 144A
3.875% 5/2/22 #	1,200,000	1,251,815
ConocoPhillips 4.30% 11/15/44	1,125,000	1,197,096
Continental Resources 4.50% 4/15/23	5,465,000	5,312,761
Dominion Gas Holdings
3.60% 12/15/24	3,640,000	3,824,177
Enbridge Energy Partners
8.05% 10/1/37 ●	3,745,000	4,035,237
Energy Transfer Partners
4.05% 3/15/25	3,445,000	3,481,069
4.90% 3/15/35	1,035,000	1,031,263
5.15% 3/15/45	1,455,000	1,469,666
9.70% 3/15/19	2,189,000	2,753,871
EnLink Midstream Partners
5.05% 4/1/45	2,225,000	2,272,079
Enterprise Products Operating
7.034% 1/15/68 ●	4,840,000	5,235,951
EOG Resources 3.15% 4/1/25	1,975,000	2,016,777
Exterran Partners 6.00% 4/1/21	375,000	346,875
Exxon Mobil
2.397% 3/6/22	1,380,000	1,392,147
2.709% 3/6/25	4,410,000	4,460,605
KazMunayGas National 144A
6.375% 4/9/21 #	1,015,000	1,017,030
Kinder Morgan 144A 5.00% 2/15/21 #	1,265,000	1,353,736
Kinder Morgan Energy Partners
9.00% 2/1/19	3,895,000	4,748,414
Laredo Petroleum 7.375% 5/1/22	1,168,000	1,210,340
Lukoil International Finance 144A
3.416% 4/24/18 #	1,355,000	1,251,004
MarkWest Energy Partners
4.875% 12/1/24	3,500,000	3,595,900
Murphy Oil USA 6.00% 8/15/23	1,404,000	1,512,810
Newfield Exploration
5.375% 1/1/26	3,085,000	3,122,020
5.625% 7/1/24	1,940,000	2,027,300
NiSource Finance 6.125% 3/1/22	2,120,000	2,549,701
Noble Energy
3.90% 11/15/24	925,000	942,881
5.05% 11/15/44	1,790,000	1,885,570
Noble Holding International
4.00% 3/16/18	375,000	377,336
Northern Oil & Gas 8.00% 6/1/20	455,000	406,087
Oasis Petroleum 6.875% 3/15/22	1,414,000	1,385,720
ONEOK Partners 3.80% 3/15/20	1,175,000	1,199,385
ONGC Videsh 3.25% 7/15/19	800,000	814,277
PDC Energy 7.75% 10/15/22	360,000	379,800
Petrobras Global Finance
3.00% 1/15/19	2,142,000	1,854,586
4.875% 3/17/20	2,230,000	2,008,115
Petroleos Mexicanos
144A 4.25% 1/15/25 #	1,070,000	1,087,173
6.50% 6/2/41	985,000	1,120,437
Petronas Capital 144A 4.50% 3/18/45 #	550,000	554,666
Petronas Global Sukuk 144A
2.707% 3/18/20 #	2,650,000	2,666,245
Plains All American Pipeline
8.75% 5/1/19	3,490,000	4,353,859
Pride International 6.875% 8/15/20	8,870,000	10,112,847
PTT Exploration & Production 144A
4.875% 12/29/49 #●	1,835,000	1,844,175
Regency Energy Partners
5.50% 4/15/23	623,000	646,363
5.875% 3/1/22	195,000	212,550
Reliance Industries 144A
4.875% 2/10/45 #	1,020,000	976,006
Suburban Propane Partners
7.375% 8/1/21	350,000	378,000
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,820,000	2,779,341
Talisman Energy 5.50% 5/15/42	3,385,000	3,364,331
TransCanada PipeLines
6.35% 5/15/67 ●	5,580,000	5,426,550
Valero Energy
3.65% 3/15/25	2,000,000	2,049,624
4.90% 3/15/45	1,175,000	1,219,592
Williams 4.55% 6/24/24	1,835,000	1,780,521
Williams Partners
4.00% 9/15/25	2,770,000	2,722,461
7.25% 2/1/17	2,815,000	3,093,871
Woodside Finance
144A 3.65% 3/5/25 #	1,530,000	1,519,368
144A 8.75% 3/1/19 #	3,220,000	3,958,749
YPF
7.758% 8/15/18 ●	823,529	840,000

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
YPF
144A 8.75% 4/4/24 #		1,295,000	$1,328,152
144A 8.875% 12/19/18 #		1,295,000	1,335,080
			146,843,827
Finance Companies – 0.99%
Aviation Capital Group 144A
6.75% 4/6/21 #		1,885,000	2,147,890
CME Group 3.00% 3/15/25		1,970,000	1,992,503
Corp Financiera de Desarrollo 144A
5.25% 7/15/29 #●		825,000	859,939
E*TRADE Financial 4.625% 9/15/23		1,534,000	1,564,680
General Electric Capital
2.10% 12/11/19		795,000	811,197
2.20% 1/9/20		1,380,000	1,396,154
144A 3.80% 6/18/19 #		1,555,000	1,665,890
4.208% 12/6/21	SEK	2,000,000	276,053
4.25% 1/17/18	NZD	420,000	316,453
5.55% 5/4/20		1,295,000	1,509,479
6.00% 8/7/19		2,675,000	3,127,920
7.125% 12/29/49 ●		4,100,000	4,827,750
Lazard Group 3.75% 2/13/25		1,495,000	1,477,428
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,611,066
			23,584,402
Healthcare – 0.92%
Air Medical Group Holdings
9.25% 11/1/18		130,000	137,150
Community Health Systems
6.875% 2/1/22		6,630,000	7,118,963
DaVita HealthCare Partners
5.125% 7/15/24		2,230,000	2,278,781
Fresenius Medical Care U.S. Finance II
144A 5.875% 1/31/22 #		1,035,000	1,143,675
HCA 5.375% 2/1/25		3,395,000	3,577,481
HealthSouth
5.125% 3/15/23		595,000	608,387
5.75% 11/1/24		420,000	438,900
Immucor 11.125% 8/15/19		1,252,000	1,350,595
Kinetic Concepts 10.50% 11/1/18		822,000	891,870
Omnicare 5.00% 12/1/24		605,000	635,250
Par Pharmaceutical 7.375% 10/15/20		1,360,000	1,441,600
Tenet Healthcare 6.00% 10/1/20		2,018,000	2,144,125
			21,766,777
Insurance – 2.08%
American International Group
3.875% 1/15/35		5,725,000	5,773,456
8.175% 5/15/58 ●		1,680,000	2,390,724
Berkshire Hathaway Finance
2.90% 10/15/20		2,260,000	2,389,966
Chubb 6.375% 3/29/67 ●		2,730,000	2,907,450
Five Corners Funding Trust 144A
4.419% 11/15/23 #		5,200,000	5,588,716
Highmark
144A 4.75% 5/15/21 #		1,255,000	1,321,762
144A 6.125% 5/15/41 #		525,000	563,801
HUB International 144A
7.875% 10/1/21 #		1,092,000	1,122,030
MetLife
3.60% 4/10/24		2,525,000	2,671,629
6.40% 12/15/36		110,000	130,900
6.817% 8/15/18		225,000	262,431
MetLife Capital Trust X 144A
9.25% 4/8/38 #		3,120,000	4,660,500
Peachtree Corners Funding Trust 144A
3.976% 2/15/25 #		1,555,000	1,580,645
Prudential Financial
4.50% 11/15/20		795,000	885,775
5.625% 6/15/43 ●		1,765,000	1,879,725
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		1,885,000	1,933,980
144A 4.125% 11/1/24 #		8,145,000	8,614,054
USI 144A 7.75% 1/15/21 #		195,000	200,850
Voya Financial 5.65% 5/15/53 ●		2,135,000	2,241,750
XLIT
4.45% 3/31/25		940,000	947,979
6.50% 10/29/49 ●		1,675,000	1,486,563
			49,554,686
Media – 1.53%
Altice 144A 7.75% 5/15/22 #		1,270,000	1,294,606
CCO Holdings 5.25% 9/30/22		1,165,000	1,195,581
CCOH Safari 5.75% 12/1/24		4,795,000	4,950,837
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		1,165,000	1,233,444
CSC Holdings 144A 5.25% 6/1/24 #		5,479,000	5,602,277
DISH DBS 5.00% 3/15/23		1,889,000	1,841,397
Gray Television 7.50% 10/1/20		1,792,000	1,895,040
Lamar Media 5.00% 5/1/23		2,090,000	2,147,475
MDC Partners 144A 6.75% 4/1/20 #		710,000	750,825
Nielsen Finance 144A 5.00% 4/15/22 #		2,995,000	3,024,950
Numericable-SFR 144A
6.00% 5/15/22 #		2,290,000	2,321,487
Sinclair Television Group
5.375% 4/1/21		1,968,000	2,027,040
Sirius XM Radio
144A 5.375% 4/15/25 #		1,635,000	1,647,263
144A 6.00% 7/15/24 #		2,930,000	3,083,825
Unitymedia KabelBW 144A
6.125% 1/15/25 #		1,325,000	1,404,500
Univision Communications 144A
5.125% 5/15/23 #		560,000	571,200

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Virgin Media Finance 144A
6.375% 4/15/23 #	1,260,000	$1,348,200
		36,339,947
Real Estate Investment Trusts – 1.64%
Alexandria Real Estate Equities
4.50% 7/30/29	1,205,000	1,275,415
4.60% 4/1/22	3,040,000	3,217,059
AvalonBay Communities
3.50% 11/15/24	2,115,000	2,177,338
Carey (W.P.) 4.60% 4/1/24	1,680,000	1,740,692
CBL & Associates
4.60% 10/15/24	2,510,000	2,556,736
5.25% 12/1/23	430,000	461,081
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,701,381
5.25% 2/15/24	1,755,000	1,912,868
DDR
3.625% 2/1/25	2,230,000	2,230,036
7.50% 4/1/17	1,075,000	1,195,672
7.875% 9/1/20	1,845,000	2,302,049
Education Realty Operating Partnership
4.60% 12/1/24	2,190,000	2,280,907
Excel Trust 4.625% 5/15/24	1,240,000	1,303,548
Hospitality Properties Trust
4.50% 3/15/25	2,025,000	2,075,998
Omega Healthcare Investors 144A
4.50% 4/1/27 #	2,165,000	2,137,505
Regency Centers 5.875% 6/15/17	575,000	628,914
Trust F/1401 144A 5.25% 12/15/24 #	2,715,000	2,925,413
WEA Finance 144A 3.75% 9/17/24 #	6,655,000	6,896,763
		39,019,375
Services Cyclical – 0.87%
Activision Blizzard 144A
6.125% 9/15/23 #	1,183,000	1,292,427
AECOM
144A 5.75% 10/15/22 #	485,000	503,187
144A 5.875% 10/15/24 #	2,009,000	2,114,473
Algeco Scotsman Global Finance 144A
8.50% 10/15/18 #	1,895,000	1,887,894
Caesars Growth Properties Holdings
144A 9.375% 5/1/22 #	782,000	604,095
Corrections of America 4.625% 5/1/23	1,071,000	1,076,355
GEO Group
5.125% 4/1/23	770,000	789,250
5.875% 10/15/24	750,000	783,750
MGM Resorts International
6.00% 3/15/23	4,360,000	4,501,700
Pinnacle Entertainment 7.50% 4/15/21	1,235,000	1,309,100
Service International 5.375% 5/15/24	713,000	748,650
United Rentals North America
4.625% 7/15/23	1,795,000	1,819,681
United Rentals North America
5.50% 7/15/25	1,450,000	1,480,813
5.75% 11/15/24	1,339,000	1,389,213
Wynn Las Vegas 5.375% 3/15/22	385,000	400,400
		20,700,988
Technology – 2.23%
Apple 3.45% 2/9/45	8,235,000	7,838,369
Baidu 2.75% 6/9/19	1,970,000	1,994,304
CDW 5.00% 9/1/23	490,000	498,575
First Data
11.25% 1/15/21	2,553,000	2,910,420
11.75% 8/15/21	481,000	558,561
Jabil Circuit 7.75% 7/15/16	330,000	355,575
Micron Technology 144A
5.25% 8/1/23 #	4,415,000	4,503,300
Microsoft
2.70% 2/12/25	1,225,000	1,231,277
3.50% 2/12/35	1,275,000	1,274,355
3.75% 2/12/45	6,045,000	6,084,196
Motorola Solutions 4.00% 9/1/24	3,075,000	3,183,671
National Semiconductor 6.60% 6/15/17	4,815,000	5,389,930
NetApp 3.25% 12/15/22	2,030,000	2,010,983
NXP 144A 5.75% 3/15/23 #	675,000	718,875
Oracle 4.30% 7/8/34	995,000	1,081,760
Samsung Electronics America 144A
1.75% 4/10/17 #	3,005,000	3,031,606
Seagate HDD Cayman
144A 4.75% 1/1/25 #	1,990,000	2,064,641
144A 5.75% 12/1/34 #	2,655,000	2,846,192
Tencent Holdings
144A 2.875% 2/11/20 #	1,225,000	1,235,299
144A 3.375% 5/2/19 #	1,680,000	1,742,352
144A 3.80% 2/11/25 #	725,000	742,399
Xerox 6.35% 5/15/18	1,560,000	1,763,040
		53,059,680
Transportation – 1.26%
Air Canada 2015-1 Class A Pass
Through Trust 144A 3.60%
3/15/27 #⧫	1,315,000	1,315,000
American Airlines 2014-1 Class A Pass
Through Trust 3.70% 10/1/26 ⧫	1,125,000	1,164,375
American Airlines 2015-1 Class A Pass
Through Trust 3.375% 5/1/27 ⧫	700,000	705,250
AP Moeller - Maersk 144A
2.55% 9/22/19 #	1,310,000	1,332,912
Brambles USA
144A 3.95% 4/1/15 #	980,000	980,000
144A 5.35% 4/1/20 #	910,000	1,022,934
Burlington Northern Santa Fe
3.40% 9/1/24	1,970,000	2,060,124
4.15% 4/1/45	1,625,000	1,697,677

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 4.50% 2/15/45 #		920,000	$934,533
144A 5.25% 10/1/20 #		5,270,000	6,020,322
HPHT Finance 15 144A
2.875% 3/17/20 #		1,615,000	1,633,358
Norfolk Southern 3.85% 1/15/24		2,325,000	2,513,716
Red de Carreteras de Occidente 144A
9.00% 6/10/28 #	MXN	21,100,000	1,337,692
Trinity Industries 4.55% 10/1/24		2,345,000	2,361,938
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫		845,000	891,475
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 ⧫		1,425,000	1,485,563
United Parcel Service 5.125% 4/1/19		2,180,000	2,481,143
			29,938,012
Utilities – 0.80%
AES
5.50% 3/15/24		1,113,000	1,115,783
5.50% 4/15/25		1,145,000	1,133,550
7.375% 7/1/21		1,354,000	1,509,710
American Water Capital 3.40% 3/1/25		2,085,000	2,162,574
Calpine 5.375% 1/15/23		1,635,000	1,643,175
Comision Federal de Electricidad 144A
4.875% 1/15/24 #		1,420,000	1,515,850
Dynegy 5.875% 6/1/23		1,375,000	1,344,063
Electricite de France
144A 4.60% 1/27/20 #		1,395,000	1,557,096
144A 5.25% 1/29/49 #●		4,020,000	4,204,920
Saudi Electricity Global Sukuk 3 144A
5.50% 4/8/44 #		593,000	646,251
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #		1,300,000	1,325,883
144A 4.125% 5/7/24 #		720,000	781,348
			18,940,203
Total Corporate Bonds
(cost $1,170,091,164)			1,205,757,840

Municipal Bonds – 0.97%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40		1,305,000	1,504,835
California State Various Purpose
5.00% 3/1/45		2,270,000	2,631,543
Golden State, California Tobacco
Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47		920,000	714,776
Series A-1 5.75% 6/1/47		1,010,000	856,005
Securitization Enhanced Asset-Backed
Series A
5.00% 6/1/40		3,910,000	4,465,455
5.00% 6/1/45		1,235,000	1,403,590
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21		1,055,000	1,278,059
New Jersey Transportation Trust Fund
(Transportation Program) Series AA
5.00% 6/15/44		1,105,000	1,174,427
New York City, New York
Series I 5.00% 8/1/22		745,000	891,720
New York City, New York Water & Sewer System
Series EE 5.00% 6/15/45		1,935,000	2,221,535
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19		1,020,000	1,167,645
Oregon State Taxable Pension
5.892% 6/1/27		5,000	6,220
Texas Private Activity Bond Surface
Transportation Revenue (Senior Lien
Note Mobility)
6.75% 6/30/43 (AMT)		780,000	957,653
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A
5.00% 10/1/44		3,290,000	3,845,253
Total Municipal Bonds
(cost $22,612,769)			23,118,716

Non-Agency Asset-Backed
Securities – 1.70%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18		1,264,000	1,343,293
Ally Master Owner Trust
Series 2013-2 A 0.625% 4/15/18 ●		2,405,000	2,406,775
American Express Credit Account Master Trust
Series 2012-3 B 0.675% 3/15/18 ●		1,900,000	1,899,877
Series 2013-2 A 0.595% 5/17/21 ●		1,485,000	1,489,939
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #		1,480,000	1,527,572
Series 2013-1A A 144A
1.92% 9/20/19 #		1,850,000	1,849,806
Series 2014-1A A 144A
2.46% 7/20/20 #		2,005,000	2,029,708
Bank of America Credit Card Trust
Series 2014-A3 A 0.462% 1/15/20 ●		1,745,000	1,744,264

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed
Securities (continued)
California Republic Auto Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	533,259	$535,485
Chase Issuance Trust
Series 2014-A5 A5 0.545% 4/15/21 ●	2,355,000	2,355,000
Series 2014-A8 A 0.425% 11/15/18 ●	1,985,000	1,985,496
DB Master Finance
Series 2015-1A A2I 144A
3.262% 2/20/45 #	1,400,000	1,413,538
Discover Card Execution Note Trust
Series 2014-A3 A3 1.22% 10/15/19	200,000	200,723
Ford Credit Floorplan Master Owner Trust A
Series 2013-3 B 1.14% 6/15/17	1,025,000	1,026,416
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17 #	985,000	985,751
Series 2014-2A A 144A
0.625% 3/15/21 #●	1,195,000	1,195,406
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A
1.44% 5/15/18 #	305,000	303,933
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	3,019,500	3,027,049
Hyundai Auto Lease Securitization Trust
Series 2015-A A3 144A
1.42% 9/17/18 #	3,400,000	3,408,629
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	5,423	5,408
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	11,219	11,912
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	2,135,000	2,126,481
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,865,000	1,864,709
Series 2014-1 A 1.61% 11/15/20	2,225,000	2,231,468
Series 2015-1 A 2.37% 3/15/23	2,015,000	2,041,100
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.575% 10/15/15 #●	1,510,000	1,510,544
Total Non-Agency Asset-Backed
Securities (cost $40,447,305)		40,520,282

Non-Agency Collateralized Mortgage
Obligations – 0.44%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ●	111,423	109,701
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	128,082	130,610
Series 2005-3 2A1 5.50% 4/25/20	17,364	17,890
Series 2005-6 7A1 5.50% 7/25/20	118,537	119,274
ChaseFlex Trust
Series 2006-1 A4 4.925% 6/25/36 ●	1,490,000	1,289,972
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.63% 5/25/33 ⧫●	133	134
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	152,880	157,281
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 Φ	1,800,000	1,795,210
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN4 M2
2.574% 10/25/24 ●	785,000	795,684
Series 2015-DN1 M1
1.424% 1/25/25 ●	1,264,376	1,266,953
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.78% 1/25/36 ●	223,607	201,879
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 ●	9,855	9,809
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.705% 9/25/43 #●	1,077,937	1,049,740
Springleaf Mortgage Loan Trust
Series 2012-1A A 144A
2.667% 9/25/57 #●	1,084,616	1,098,608
WaMu Mortgage Pass Through
Certificates Trust
Series 2006-AR14 2A1
1.936% 11/25/36 ⧫●	1,062,046	897,042
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 ⧫	88,417	43,839
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	499,546	513,041
Series 2006-3 A11 5.50% 3/25/36	487,625	504,832
Series 2006-AR5 2A1
2.691% 4/25/36 ●	403,290	378,486
Total Non-Agency Collateralized
Mortgage Obligations
(cost $9,874,936)		10,379,985

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal amount°		Value (U.S. $)
Regional Bonds – 0.13% Δ
Australia – 0.06%
New South Wales Treasury
4.00% 5/20/26	AUD	993,500	$848,570
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	616,000	547,830
			1,396,400
Canada – 0.07%
Province of Ontario Canada
3.45% 6/2/45	CAD	708,000	631,105
Province of Quebec Canada
6.00% 10/1/29	CAD	896,000	1,008,431
			1,639,536
Total Regional Bonds
(cost $3,133,845)			3,035,936

Senior Secured Loans – 11.55% «
Accudyne Industries (Hamilton
Sundstrand Industrial) 1st Lien
4.00% 12/13/19		1,380,000	1,312,725
Air Medical Group Holdings Tranche B1
5.00% 6/30/18		4,773,725	4,782,676
Albertson’s Holdings Tranche B4 1st
Lien 5.50% 8/25/21		3,795,000	3,830,840
Albertsons Tranche B 1st Lien
5.375% 3/21/19		586,091	590,395
Altice Financing Tranche B 1st Lien
5.25% 1/29/22		2,765,000	2,796,798
Amaya Gaming 1st Lien 5.00% 8/1/21		1,621,850	1,609,010
Amaya Gaming 2nd Lien 8.00% 8/1/22		860,000	861,075
American Tire Distributors 1st Lien
5.25% 9/30/21		1,330,000	1,337,481
5.75% 6/1/18		1,290,000	1,293,225
Applied Systems 1st Lien
4.25% 1/23/21		3,294,300	3,299,653
Applied Systems 2nd Lien
7.50% 1/23/22		2,756,276	2,755,587
Atkore International 2nd Lien
7.75% 10/9/21		1,330,000	1,290,100
Avast Software 1st Lien 4.75% 3/20/20		1,562,750	1,572,192
Avaya Tranche B-3 4.676% 10/26/17		2,949,700	2,910,434
Axalta Coating Systems U.S. Holdings
1st Lien 3.75% 2/1/20		1,032,924	1,028,229
Azure Midstream Tranche B
7.50% 11/15/18		357,224	339,810
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		2,780,000	2,783,475
BJ’s Wholesale Club Tranche B 1st Lien
4.50% 9/26/19		3,813,487	3,820,935
Borgata Tranche B 1st Lien
6.50% 8/15/18		1,593,281	1,604,832
Burlington Coat Factory Warehouse
Tranche B3 1st Lien 4.25% 8/13/21		1,230,000	1,241,147
BWAY Holding Tranche B 1st Lien
5.50% 8/14/20		2,019,738	2,038,673
Cable & Wireless Communications
5.50% 12/31/16		1,385,978	1,389,427
Cable & Wireless Communications
(Unsecured) 6.50% 12/31/16		835,000	837,088
Caesars Growth Partners Tranche B 1st
Lien 6.25% 5/8/21		4,538,511	4,038,140
Calpine Construction Finance Tranche B
3.00% 5/3/20		525,174	519,019
CBS Outdoor Tranche B 3.00% 1/31/21		2,530,000	2,519,880
Charter Communications Tranche B 1st
Lien 4.25% 9/12/21		6,265,000	6,323,246
Chemstralia (Orica Chemicals) Tranche B
1st Lien 7.25% 2/26/22		1,360,000	1,346,400
Citgo Holding Tranche B 1st Lien
9.50% 5/9/18		453,863	451,782
Citycenter Holdings Tranche B 1st Lien
4.25% 10/28/20		1,323,405	1,330,297
Clear Channel Communications
Tranche E 1st Lien 7.678% 7/30/19		455,343	440,203
Community Health Systems Tranche D
4.25% 1/27/21		6,348,499	6,386,857
Crown Castles Operating Tranche B2
3.00% 1/31/21		1,175,068	1,173,893
DaVita Healthcare Partners Tranche B
3.50% 6/24/21		2,084,250	2,091,880
Dollar Tree Tranche B 1st Lien
4.25% 3/9/22		2,145,000	2,170,137
Drillships Financing Holding Tranche B1
6.00% 3/31/21		6,325,004	4,844,953
Dynegy Tranche B2 4.00% 4/23/20		1,256,801	1,260,503
Emdeon 1st Lien 3.75% 11/2/18		1,484,112	1,488,750
Energy Transfer Equity 1st Lien
3.25% 12/2/19		1,085,000	1,072,341
4.00% 12/2/19		995,000	993,134
FCA US Tranche B 1st Lien
3.25% 12/31/18		5,083,650	5,082,593
3.50% 5/24/17		556,588	556,935
First Data Tranche B 1st Lien
3.674% 3/24/17		3,338,000	3,340,433
4.174% 3/24/21		4,439,831	4,465,600
First Data Tranche C1 1st Lien
3.674% 3/24/18		266,000	266,194
Flint Group 1st Lien 4.75% 9/7/21		1,430,197	1,431,091
Flint Group 2nd Lien 8.25% 9/7/22		745,000	728,238
Flint Group Tranche C 1st Lien
4.75% 9/7/21		236,428	236,576
Flying Fortress 1st Lien 3.50% 6/30/17		282,500	283,147

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
Fortescue Resources 1st Lien
3.75% 6/30/19	4,439,763	$4,025,915
Gardner Denver 1st Lien 4.25% 7/30/20	2,994,204	2,847,677
Gates Global 1st Lien 4.25% 7/3/21	1,039,775	1,037,094
Global Cash Access Tranche B
6.25% 12/19/20	3,641,700	3,625,010
Goodpack 1st Lien 4.75% 9/15/21	2,025,000	2,029,113
Hanson Building Tranche B 1st Lien
6.50% 3/13/22	2,365,000	2,365,000
HD Supply Tranche B 4.00% 6/28/18	3,766,617	3,777,916
Headwaters Tranche B 1st Lien
4.50% 3/12/22	440,000	442,475
Hilton Worldwide Finance Tranche B2
3.50% 10/25/20	7,963,147	7,982,199
Hostess Brands 1st Lien 6.75% 3/20/20	2,174,319	2,220,523
Houghton International 1st Lien
4.00% 12/20/19	405,663	405,325
Houghton International 2nd Lien
9.50% 12/21/20	570,000	569,288
Huntsman International Tranche B 1st
Lien 3.75% 10/1/21	2,433,900	2,450,633
Hyperion Insurance Group Tranche B 1st
Lien 5.50% 3/26/22	1,775,000	1,786,094
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,763,916	1,769,869
iHeartCommunications
Tranche D 6.928% 1/30/19	5,470,000	5,215,645
Immucor Tranche B2 5.00% 8/19/18	3,456,774	3,475,140
Ineos U.S. Finance Tranche B
3.75% 5/4/18	2,426,547	2,416,797
Ineos U.S. Finance Tranche B 1st Lien
4.25% 3/31/22	515,000	515,966
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19	2,345,813	2,339,655
J. Crew Group Tranche B 1st Lien
4.00% 3/5/21	2,951,668	2,746,527
KIK Custom Products 1st Lien
5.50% 4/29/19	1,939,536	1,940,748
KIK Custom Products 2nd Lien
9.50% 10/29/19	405,000	406,139
Kinetic Concepts Tranche E1
4.50% 5/4/18	549,986	552,135
Landry’s Tranche B 4.00% 4/24/18	1,541,246	1,546,062
Level 3 Financing Tranche B
4.00% 1/15/20	1,345,000	1,349,764
LTS Buyer 1st Lien 4.00% 4/13/20	319,387	318,718
LTS Buyer 2nd Lien 8.00% 4/1/21	1,509,825	1,507,308
Mauser Holdings 2nd Lien
8.25% 7/31/22	1,475,000	1,445,500
MGM Resorts International
3.50% 12/20/19	354,431	353,803
Michael Stores Tranche B 1st Lien
3.75% 1/28/20	717,225	717,865
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/19/20	1,795,000	1,803,975
MPH Acquisition Tranche B
3.75% 3/31/21	3,361,569	3,356,765
Neiman Marcus Tranche 1st Lien
4.25% 10/25/20	810,000	808,205
NEP Broadcasting 2nd Lien
9.50% 7/22/20	1,619,286	1,590,948
NEP/NCP Tranche B 1st Lien
4.25% 1/22/20	242,555	236,794
New Albertsons 1st Lien 4.75% 6/27/21	1,074,600	1,078,630
Numericable 4.50% 5/21/20	4,168,336	4,195,038
Numericable U.S. Tranche B2 1st Lien
4.50% 5/21/20	3,606,179	3,621,505
Ocean Rig (Drillship) Tranche B 1st Lien
5.50% 7/25/21	2,984,975	2,486,484
Pabst Blue Ribbon 1st Lien
5.75% 11/13/21	1,639,709	1,649,957
Pabst Blue Ribbon 2nd Lien
9.25% 11/13/22	625,000	631,250
Pacific Drilling Tranche B 4.50% 6/3/18	1,245,249	1,037,604
Panda Liberty Tranche B
7.50% 8/21/20	3,255,000	3,279,413
Panda Stonewall Tranche B
6.50% 11/13/21	1,815,000	1,842,225
Par Pharmaceutical Tranche B3 1st Lien
4.25% 9/28/19	862,838	866,612
PetSmart Tranche B 1st Lien
5.00% 3/10/22	3,447,500	3,476,883
Polymer Group Tranche B
5.25% 12/19/19	3,135,326	3,149,696
PQ 1st Lien 4.00% 8/7/17	2,344,519	2,338,925
Prestige Brands Tranche B 1st Lien
4.50% 9/3/21	916,667	921,479
PVH Tranche B 1st Lien 3.25% 2/13/20	656,581	660,730
Quickrete 2nd Lien 7.00% 3/30/21	804,632	810,163
Republic of Angola (Unsecured)
6.594% 12/16/23	4,385,000	4,341,150
Reynolds Group 1st Lien
4.00% 12/1/18	2,805,091	2,819,366
Rite Aid 2nd Lien
4.875% 6/21/21	1,285,000	1,290,019
5.75% 8/21/20	2,975,000	3,003,509
Royalty Pharma (RPI Finance Trust)
Tranche B4 1st Lien 3.50% 12/18/20	618,450	623,088
Salix Pharmaceuticals Tranche B
5.50% 1/2/20	3,646,382	3,650,258
Santander Asset Management Tranche B
4.25% 12/17/20	3,283,438	3,295,750

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans « (continued)
Scientific Games International
6.00% 10/18/20		2,305,812	$2,314,459
Scientific Games International
Tranche B2 1st Lien 6.00% 10/1/21		2,523,675	2,532,788
Sensus 4.50% 5/9/17		1,476,985	1,478,831
Sensus 2nd Lien 8.50% 5/9/18		735,000	723,975
SIG Combibloc Group 1st Lien
5.25% 3/13/22		2,935,000	2,967,561
Sinclair Broadcasting Tranche B1 1st
Lien 3.50% 7/30/21		985,000	986,354
Smart & Final Tranche B 1st Lien
4.75% 11/15/19		1,163,017	1,169,801
Solenis International 1st Lien
4.25% 7/31/21		830,825	830,047
Solenis International 2nd Lien
7.75% 7/31/22		665,000	646,713
Sprouts Farmers 4.00% 4/23/20		2,348,468	2,358,254
Stena 1st Lien 4.00% 3/3/21		3,960,000	3,583,800
Styrolution Group Tranche B 1st Lien
6.50% 9/30/19		832,976	837,140
Supervalu 1st Lien 4.50% 3/21/19		1,214,655	1,219,969
Surgical Care Affiliates Tranche B 1st
Lien 4.25% 3/17/22		1,215,000	1,215,759
Targa Resources 1st Lien
5.75% 2/27/22		514,953	517,528
TransDigm Tranche C 3.75% 2/28/20		1,523,790	1,523,672
United Continental Tranche B
3.50% 4/1/19		710,500	708,724
Univision Communications 1st Lien
4.00% 3/1/20		489,906	489,549
Univision Communications Tranche C4
4.00% 3/1/20		5,018,188	5,015,834
US Airways Tranche B1 3.50% 5/23/19		662,350	661,641
US Airways Tranche B2
3.00% 11/23/16		234,630	234,435
USI Insurance Services
Tranche B 1st Lien 4.25% 12/27/19		1,906,344	1,896,813
Valeant Pharmaceuticals International
Tranche BE 3.50% 8/5/20		2,701,701	2,704,235
Valeant Pharmaceuticals International
Tranche B-F1 1st Lien 4.00% 3/13/22		2,285,000	2,298,210
Vantage Drilling Tranche B 1st Lien
5.00% 10/25/17		2,018,817	1,279,787
5.75% 3/28/19		1,520,969	870,755
Varsity Brands Tranche B 1st Lien
6.00% 12/15/21		1,446,375	1,460,839
Weight Watchers International
3.18% 4/2/16		765,000	671,288
Wide Open West Finance 4.75% 4/1/19		2,954,700	2,963,142
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		3,492,112	3,501,659
Ziggo Tranche B 2nd Lien
3.50% 1/15/22		413,447	411,251
Ziggo Tranche B 3rd Lien
3.50% 1/15/22		679,972	676,360
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		641,581	638,173
Total Senior Secured Loans
(cost $277,771,612)			274,605,699

Sovereign Bonds – 3.13% Δ
Armenia – 0.05%
Republic of Armenia 144A
7.15% 3/26/25 #		1,300,000	1,274,000
			1,274,000
Australia – 0.03%
Australia Government Bond
3.75% 4/21/37	AUD	900,000	791,381
			791,381
Brazil – 0.04%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/17	BRL	2,748,000	818,371
			818,371
Canada – 0.06%
Canadian Government Bonds
2.75% 12/1/48	CAD	496,000	465,860
3.50% 12/1/45	CAD	780,000	831,696
			1,297,556
Chile – 0.11%
Chile Government International Bond
5.50% 8/5/20	CLP	1,494,000,000	2,555,087
			2,555,087
Colombia – 0.27%
Colombia Government International
Bonds
4.375% 3/21/23	COP	4,246,000,000	1,493,547
5.00% 6/15/45		4,031,000	4,162,007
9.85% 6/28/27	COP	1,688,000,000	843,198
			6,498,752
Costa Rica – 0.07%
Costa Rica Government International
Bond 5.625% 4/30/43		1,772,000	1,557,145
			1,557,145
Dominican Republic – 0.14%
Dominican Republic International Bonds
144A 5.50% 1/27/25 #		1,600,000	1,660,000
144A 6.85% 1/27/45 #		1,500,000	1,582,500
			3,242,500
Indonesia – 0.25%
Indonesia Government International
Bond 144A 4.625% 4/15/43 #		2,325,000	2,281,406

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Indonesia (continued)
Indonesia Treasury Bond
8.375% 3/15/24	IDR	43,264,000,000	$3,524,817
			5,806,223
Italy – 0.78%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	3,184,000	3,522,268
2.50% 12/1/24	EUR	9,640,000	11,555,559
144A 3.25% 9/1/46 #	EUR	2,607,000	3,555,969
			18,633,796
Ivory Coast – 0.10%
Ivory Coast Government International
Bond 144A 6.375% 3/3/28 #		2,347,000	2,358,735
			2,358,735
Kazakhstan – 0.11%
Kazakhstan Government International
Bond 144A 3.875% 10/14/24 #		2,921,000	2,713,317
			2,713,317
Mexico – 0.21%
Mexican Bonos 7.50% 6/3/27	MXN	62,010,000	4,522,660
Mexican Government International Bond
3.60% 1/30/25		531,000	547,594
			5,070,254
Norway – 0.04%
Kommunalbanken 5.00% 3/28/19	NZD	208,000	161,982
Norway Government Bonds
2.00% 5/24/23	NOK	1,227,000	159,908
3.00% 3/14/24	NOK	4,635,000	653,024
			974,914
Pakistan – 0.13%
Pakistan Government International Bond
144A 7.25% 4/15/19 #		3,006,000	3,104,882
			3,104,882
Peru – 0.11%
Peruvian Government International Bond
144A 6.95% 8/12/31 #	PEN	7,800,000	2,595,588
			2,595,588
Poland – 0.02%
Poland Government Bond
3.25% 7/25/25	PLN	1,936,000	555,572
			555,572
Portugal – 0.03%
Portugal Government International Bond
144A 5.125% 10/15/24 #		600,000	664,368
			664,368
Republic of Korea – 0.12%
Inflation Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,273,095,991	2,850,256
			2,850,256
Senegal – 0.05%
Senegal Government International Bond
144A 6.25% 7/30/24 #		1,200,000	1,175,359
			1,175,359
South Africa – 0.25%
South Africa Government Bond
8.00% 1/31/30	ZAR	56,696,000	4,615,073
South Africa Government International
Bond 5.375% 7/24/44		1,211,000	1,304,368
			5,919,441
United Kingdom – 0.11%
United Kingdom Gilt
3.25% 1/22/44	GBP	500,000	887,651
3.50% 1/22/45	GBP	340,300	632,398
United Kingdom Gilt Inflation Linked
0.125% 3/22/24	GBP	679,540	1,119,228
			2,639,277
Uruguay – 0.05%
Uruguay Government International Bond
5.10% 6/18/50		1,190,000	1,240,575
			1,240,575
Total Sovereign Bonds
(cost $75,520,947)			74,337,349

Supranational Banks – 0.50%
European Bank for Reconstruction &
Development
6.00% 3/3/16	INR	105,900,000	1,691,675
7.375% 4/15/19	IDR	14,120,000,000	1,074,254
Inter-American Development Bank
6.00% 9/5/17	INR	152,200,000	2,432,261
7.25% 7/17/17	IDR	19,370,000,000	1,458,861
International Bank for Reconstruction &
Development
0.247% 4/17/19 ●		1,507,000	1,508,643
2.465% 9/24/18 ●	AUD	567,000	432,262
2.50% 11/25/24		1,507,000	1,562,215
4.625% 10/6/21	NZD	2,112,000	1,651,322
Total Supranational Banks
(cost $12,231,459)			11,811,493

U.S. Treasury Obligations – 2.03%
U.S. Treasury Bond
2.50% 2/15/45 ∞		36,560,000	36,228,693
U.S. Treasury Notes
1.375% 2/29/20		1,395,000	1,395,435
1.375% 3/31/20		680,000	680,159

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.00% 2/15/25	9,780,000	$9,842,651
Total U.S. Treasury Obligations
(cost $47,665,457)		48,146,938

	Number of
	shares
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	0
Century Communications =†	2,500,000	0
Total Common Stock (cost $75,684)		0

Convertible Preferred Stock – 0.46%
Alcoa 5.375% exercise price $19.39,
expiration date 10/1/17	14,000	613,760
ArcelorMittal 6.00% exercise price
$20.36, expiration date 12/21/15	23,675	361,413
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49	483	554,061
Chesapeake Energy 144A 5.75%
exercise price $26.14, expiration date
12/31/49 #	727	629,764
Dominion Resources 6.125% exercise
price $65.06, expiration date 4/1/16	11,530	647,525
Dynegy 5.375% exercise price $38.75,
expiration date 11/1/17 @	6,740	735,671
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17	14,850	722,453
Halcon Resources 5.75% exercise price
$6.16, expiration date 12/31/49	802	236,791
HealthSouth 6.50% exercise price
$29.70, expiration date 12/31/49	825	1,228,941
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49	714	951,762
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	31,038	1,080,122
Maiden Holdings 7.25% exercise price
$15.35, expiration date 9/15/16	25,500	1,334,670
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49	9,763	372,214
T-Mobile US 5.50% exercise price
$31.02, expiration date 12/15/17	9,278	544,247
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	813	994,299
Total Convertible Preferred Stock
(cost $12,775,640)		11,007,693

Preferred Stock – 0.67%
Alabama Power 5.625%	69,530	1,786,921
Ally Financial 144A 7.00% #	5,500	5,645,235
Bank of America 6.10% ●	1,445,000	1,469,384
Integrys Energy Group 6.00% ●	89,450	2,514,439
Morgan Stanley 5.55% ●	580,000	587,250
National Retail Properties 5.70%	51,425	1,283,054
Public Storage 5.20%	48,200	1,167,404
Standard Chartered 144A 6.50% #●	1,520,000	1,534,960
Total Preferred Stock
(cost $15,145,722)		15,988,647

	Principal
	amount°
Short-Term Investments – 9.61%
Discount Notes – 4.38% ≠
Federal Home Loan Bank
0.055% 4/6/15	44,048,617	44,048,441
0.057% 4/8/15	17,890,303	17,890,214
0.065% 4/20/15	11,361,322	11,361,163
0.075% 6/4/15	7,891,371	7,890,653
0.075% 6/29/15	7,891,371	7,890,376
0.095% 7/14/15	14,993,604	14,991,011
		104,071,858
Repurchase Agreements – 5.23%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $50,924,897 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value
$51,943,332)	50,924,827	50,924,827
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $42,437,473 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value
$43,286,106)	42,437,355	42,437,355

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $30,871,904 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value
$31,489,269)	30,871,818	$30,871,818
		124,234,000
Total Short-Term Investments
(cost $228,303,038)		228,305,858

Total Value of Securities – 108.29%
(cost $2,530,742,082)		2,573,533,826
Liabilities Net of Receivables and Other Assets – (8.29%)✢		(197,030,722)
Net Assets – 100.00%		$2,376,503,104
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $523,937,416, which represents 22.05% of the Series’ net assets.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $735,671, which represents 0.03% of the Series’ net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✢	Of this amount, $269,129,291 represents receivable for securities sold and $488,474,210 represents payable for securities purchased as of March 31, 2015.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2015.

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-21

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(4,528,891)	USD	3,545,098	4/30/15	$102,208
BAML	CAD	(4,895,197)	USD	3,909,058	4/30/15	45,780
BAML	EUR	13,913	USD	(25,120)	4/30/15	(10,152)
BAML	JPY	(224,650,939)	USD	1,874,091	4/30/15	401
BAML	NZD	(7,085,255)	USD	5,394,571	4/30/15	113,325
BNP	AUD	(3,253,983)	USD	2,548,087	4/30/15	74,390
BNP	NOK	(20,822,353)	USD	2,633,911	4/30/15	51,128
HSBC	GBP	(1,402,865)	USD	2,088,319	4/30/15	7,818
JPMC	COP	(5,686,280,330)	USD	2,200,360	4/30/15	21,646
JPMC	KRW	(3,144,599,940)	USD	2,839,881	4/30/15	7,112
JPMC	PLN	(2,687,620)	USD	715,271	4/30/15	6,966
TD	EUR	(10,265,997)	USD	11,137,460	4/30/15	92,351
TD	JPY	177,414,637	USD	(1,483,170)	4/30/15	(3,452)
						$509,521

Futures Contracts					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
167	U.S. Treasury Ultra Bond	$28,019,043	$28,369,125	6/22/15	$350,082
1,296	U.S. Treasury 5 yr Notes	155,627,163	155,793,375	7/1/15	166,212
(724)	U.S. Treasury 10 yr Notes	(92,915,811)	(93,328,125)	6/22/15	(412,314)
		$90,730,395			$103,980

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-22

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
PIK – Payment-in-Kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U. S. Dollar
WaMu – Washington Mutual
yr – Year
ZAR – South African Rand

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 – investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-24

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$642,177,717	$—	$642,177,717
Corporate Debt	—	1,240,997,780	—	1,240,997,780
Foreign Debt	—	89,184,778	—	89,184,778
Municipal Bonds	—	23,118,716	—	23,118,716
Senior Secured Loans[1]	—	263,834,761	10,770,938	274,605,699
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	7,624,509	3,383,184	—	11,007,693
Preferred Stock[1]	6,751,818	9,236,829	—	15,988,647
U.S. Treasury Obligations	—	48,146,938	—	48,146,938
Short-Term Investments	—	228,305,858	—	228,305,858
Total	$14,376,327	$2,548,386,561	$10,770,938	$2,573,533,826
Foreign Currency Exchange Contracts	$—	$509,521	$—	$509,521
Futures Contracts	103,980	—	—	103,980

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	96.08%	3.92%	100.00%
Convertible Preferred Stock	69.27%	30.73%	—	100.00%
Preferred Stock	42.23%	57.77%	—	100.00%

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 866 [3/15] 5/15 (14506)	Diversified Income Series-25

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 92.11% Δ
Argentina – 4.03%
Arcos Dorados Holdings	449,841	$2,217,716
Cresud ADR †	326,450	4,491,952
Grupo Clarin Class B GDR 144A #@=	209,100	4,222,900
IRSA Inversiones y Representaciones
ADR @	363,112	7,156,938
Pampa Energia ADR †	44,500	786,315
YPF ADR	106,800	2,931,660
		21,807,481
Bahrain – 0.11%
Aluminum Bahrain ADR 144A #@	91,200	592,681
		592,681
Brazil – 10.06%
AES Tiete	319,936	1,468,378
America Latina Logistica	578,435	728,480
B2W Cia Digital †	826,120	5,227,952
Banco Santander Brasil ADR	476,000	2,099,160
Braskem ADR	78,499	544,783
BRF ADR	341,500	6,754,870
Centrais Eletricas Brasileiras	711,800	1,284,451
Cia Brasileira de Distribuicao ADR	71,690	2,137,796
Cia Siderurgica Nacional ADR	380,000	638,400
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	1,116,264
Fibria Celulose ADR †	450,000	6,358,500
Gerdau	389,400	927,143
Gerdau ADR	444,900	1,423,680
Hypermarcas †	553,000	3,414,671
Itau Unibanco Holding ADR	605,000	6,691,300
JBS	393,784	1,750,562
Petroleo Brasileiro ADR †	488,906	2,938,325
Telefonica Brasil ADR	43,563	666,078
Tim Participacoes ADR	500,000	8,290,000
		54,460,793
Chile – 0.72%
Sociedad Quimica y Minera de Chile
ADR	212,100	3,870,825
		3,870,825
China – 21.32%
Baidu ADR †	120,000	25,008,000
Bank of China	13,346,000	7,715,001
China Construction Bank	7,118,000	5,907,849
China Mengniu Dairy	724,000	3,847,562
China Mobile ADR	200,000	13,006,000
China Petroleum & Chemical	2,260,000	1,801,024
China Petroleum & Chemical ADR	42,234	3,365,627
China Unicom Hong Kong ADR	236,692	3,611,920
First Pacific	3,185,195	3,179,998
Fosun International	131,708	254,833
Hollysys Automation Technologies	129,100	2,565,217
Kunlun Energy	4,622,900	4,490,027
PetroChina Class H	3,000,000	3,331,497
PetroChina ADR	40,000	4,448,400
Qihoo 360 Technology ADR †	100,000	5,120,000
Shanda Games ADR †	798,144	5,108,122
SINA †	200,000	6,432,000
Sohu.com †	200,000	10,666,000
Tianjin Development Holdings	35,950	27,889
Tom Group †	4,416,004	1,268,276
TravelSky Technology	3,700,441	4,259,732
		115,414,974
France – 1.83%
Sanofi ADR	200,000	9,888,000
		9,888,000
India – 4.60%
Cairn India	473,000	1,626,771
Indiabulls Real Estate GDR †	44,628	46,681
Rattanindia Infrastructure GDR =†	131,652	4,439
Reliance Communications †	1,194,362	1,136,848
Reliance Industries	800,000	10,616,981
Reliance Industries GDR 144A #	430,000	11,373,500
Sify Technologies ADR	91,200	117,648
		24,922,868
Indonesia – 0.34%
Tambang Batubara Bukit Asam Persero	2,241,097	1,837,448
		1,837,448
Israel – 3.45%
Teva Pharmaceutical Industries ADR	300,000	18,690,000
		18,690,000
Malaysia – 1.43%
Hong Leong Bank	1,549,790	5,967,294
UEM Sunrise	4,748,132	1,765,149
		7,732,443
Mexico – 7.12%
America Movil ADR	210,742	4,311,781
Cemex ADR †	450,000	4,261,500
Empresas ICA †	1,105,736	901,239
Fomento Economico Mexicano ADR †	98,307	9,191,705
Grupo Financiero Banorte Class O	754,700	4,376,636
Grupo Lala	606,200	1,226,674
Grupo Televisa ADR †	432,500	14,276,825
		38,546,360
Peru – 0.23%
Cia de Minas Buenaventura ADR	125,440	1,270,707
		1,270,707
Poland – 0.78%
Jastrzebska Spolka Weglowa †	26,987	122,913
Polski Koncern Naftowy Orlen	261,369	4,079,276
		4,202,189
Republic of Korea – 15.75%
CJ	45,695	7,244,079

NQ-VIP-868 [3/15] 5/15 (14507)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock Δ (continued)
Republic of Korea (continued)
Hite Jinro	150,000	$3,000,214
KB Financial Group ADR	165,996	5,833,099
KCC	3,272	1,667,329
KT †	99,830	2,611,879
LG Display ADR †	188,309	2,694,702
LG Electronics	62,908	3,335,918
Lotte Chilsung Beverage	8	12,440
Lotte Confectionery	2,904	4,673,749
Samsung Electronics	14,009	18,174,736
Samsung Life Insurance	71,180	6,196,995
Samsung SDI	17,625	2,165,672
SK Communications †	95,525	704,163
SK Hynix	120,000	4,903,894
SK Telecom	16,491	4,059,786
SK Telecom ADR	660,000	17,958,600
		85,237,255
Russia – 4.99%
Chelyabinsk Zinc Plant GDR @†	69,200	502,385
Enel OGK-5 GDR	15,101	10,235
Etalon Group GDR 144A #=	354,800	757,498
Gazprom ADR	783,900	3,690,038
Lukoil ADR (London International
Exchange)	133,500	6,170,141
MegaFon GDR	234,178	3,726,746
Mobile Telesystems ADR	154,402	1,559,460
Sberbank @=	3,308,402	3,573,947
Surgutneftegas ADR	294,652	1,807,308
Volga Territorial Generation =	25,634	388
VTB Bank GDR	861,186	1,777,832
VTB Bank OJSC	411,634,850	423,452
Yandex Class A †	200,000	3,033,000
		27,032,430
South Africa – 3.45%
ArcelorMittal South Africa †	374,610	583,209
Impala Platinum Holdings †	135,751	656,533
Sasol	76,270	2,575,554
Sasol ADR	65,127	2,216,923
Standard Bank Group	287,970	3,980,057
Sun International	168,124	1,746,800
Tongaat-Hulett	182,915	2,031,462
Vodacom Group	444,868	4,859,995
		18,650,533
Taiwan – 8.02%
Formosa Chemicals & Fibre	2,128,998	4,880,542
Hon Hai Precision Industry	957,322	2,805,534
MediaTek	394,678	5,336,738
Mitac Holdings	6,600,000	5,123,308
President Chain Store	890,000	6,697,286
Taiwan Semiconductor Manufacturing	2,375,864	11,055,047
United Microelectronics	6,688,461	3,317,880
United Microelectronics ADR	889,700	2,170,868
Walsin Lihwa †	6,477,100	1,994,626
		43,381,829
Thailand – 1.05%
Bangkok Bank-Foreign	638,091	3,635,154
PTT Exploration & Production-Foreign	617,051	2,066,315
		5,701,469
Turkey – 0.91%
Turkcell Iletisim Hizmetleri †	368,462	1,890,199
Turkiye Sise ve Cam Fabrikalari	2,450,732	3,023,079
		4,913,278
United Kingdom – 0.27%
Anglo American ADR	92,815	691,936
Griffin Mining @†	1,642,873	755,456
		1,447,392
United States – 1.65%
Avon Products	241,200	1,927,188
Yahoo †	157,300	6,989,626
		8,916,814
Total Common Stock
(cost $524,175,783)		498,517,769

Exchange-Traded Fund – 0.81%
iShares MSCI Turkey	95,000	4,408,000
Total Exchange-Traded Fund
(cost $4,342,623)		4,408,000

Preferred Stock – 4.96% Δ
Brazil – 1.17%
Braskem Class A 5.51%	288,768	1,003,270
Centrais Eletricas Brasileiras
Class B †	233,700	502,982
Petroleo Brasileiro ADR Class A †	403,795	2,459,112
Vale Class A 4.40%	489,400	2,373,406
		6,338,770
Republic of Korea – 2.25%
CJ 1.12% @	28,030	2,245,975
Samsung Electronics 1.82%	9,995	9,929,265
		12,175,240
Russia – 1.54%
AK Transneft 0.58% =	3,887	8,313,831
		8,313,831
Total Preferred Stock
(cost $28,454,111)		26,827,841

NQ-VIP-868 [3/15] 5/15 (14507)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A =†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

	Principal
	amount°
Short-Term Investments – 2.09%
Repurchase Agreements – 2.09%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $4,643,473 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value $4,736,337)	4,643,467	4,643,466
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $3,869,566 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value $3,946,947)	3,869,555	3,869,555
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $2,814,986 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value $2,871,279)	2,814,978	2,814,978
		11,327,999
Total Short-Term Investments
(cost $11,327,999)		11,327,999

Total Value of Securities – 99.97%
(cost $573,252,713)		541,081,609
Receivables and Other Assets Net of Liabilities – 0.03%		154,934
Net Assets – 100.00%		$541,236,543
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $16,946,579, which represents 3.13% of the Series’ net assets.
@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $19,050,282, which represents 3.52% of the Series’ net assets.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $16,873,003, which represents 3.12% of the Series’ net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

NQ-VIP-868 [3/15] 5/15 (14507)	Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	HKD	(1,037,227)	USD	133,715	4/2/15	$(74)
BNYM	KRW	(99,936,720)	USD	90,557	4/1/15	440
						$366

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of Abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
KRW – South Korean Won
LEPO – Low Exercise Price Option
USD – U.S. Dollar

NQ-VIP-868 [3/15] 5/15 (14507)	Emerging Markets Series-4

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-868 [3/15] 5/15 (14507)	Emerging Markets Series-5

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$17,584,581	$4,222,900	$—	$21,807,481
Bahrain	—	592,681	—	592,681
Brazil	54,460,793	—	—	54,460,793
Chile	3,870,825	—	—	3,870,825
China	86,358,846	29,056,128	—	115,414,974
France	9,888,000	—	—	9,888,000
India	11,537,829	13,385,039	—	24,922,868
Indonesia	—	1,837,448	—	1,837,448
Israel	18,690,000	—	—	18,690,000
Malaysia	—	7,732,443	—	7,732,443
Mexico	38,546,360	—	—	38,546,360
Peru	1,270,707	—	—	1,270,707
Poland	—	4,202,189	—	4,202,189
Republic of Korea	26,486,401	58,750,854	—	85,237,255
Russia	4,592,460	22,439,970	—	27,032,430
South Africa	4,546,932	14,103,601	—	18,650,533
Taiwan	2,170,868	41,210,961	—	43,381,829
Thailand	2,066,315	3,635,154	—	5,701,469
Turkey	—	4,913,278	—	4,913,278
United Kingdom	1,447,392	—	—	1,447,392
United States	8,916,814	—	—	8,916,814
Exchange-Traded Fund	4,408,000	—	—	4,408,000
Preferred Stock[1]	6,338,770	20,489,071	—	26,827,841
Participation Notes	—	—	—	—
Short-Term Investments	—	11,327,999	—	11,327,999
Total	$303,181,893	$237,899,716	$—	$541,081,609
Foreign Currency Exchange Contracts	$—	$366	$—	$366
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 23.63% and 76.37%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Series’ portfolio was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-868 [3/15] 5/15 (14507)	Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.02%
Consumer Discretionary – 24.67%
Coupons.com †	567,157	$6,658,423
DineEquity	326,484	34,937,053
Dunkin’ Brands Group	332,125	15,795,865
Outfront Media	447,207	13,380,433
Pandora Media †	593,032	9,613,049
Sally Beauty Holdings †	977,726	33,604,443
Shutterstock †	282,020	19,366,313
Ulta Salon Cosmetics & Fragrance †	115,725	17,457,116
		150,812,695
Energy – 3.60%
Core Laboratories	210,656	22,011,445
		22,011,445
Financial Services – 14.49%
Equity Commonwealth †	1,005,000	26,682,750
Heartland Payment Systems	604,904	28,339,752
MSCI Class A	546,525	33,507,448
		88,529,950
Financials – 7.01%
Affiliated Managers Group †	102,975	22,116,971
Ellie Mae †	253,800	14,037,678
WisdomTree Investments	311,975	6,694,984
		42,849,633
Healthcare – 10.63%
ABIOMED †	302,025	21,618,950
athenahealth †	90,857	10,847,417
Bio-Techne	324,200	32,514,018
		64,980,385
Producer Durables – 16.77%
Expeditors International of Washington	519,498	25,029,414
Graco	388,209	28,013,161
Ritchie Bros Auctioneers	688,300	17,166,202
Zebra Technologies †	356,083	32,302,069
		102,510,846
Technology – 15.56%
Arista Networks †	87,025	6,137,873
Blackbaud	537,889	25,485,181
Logitech International Class R	1,317,145	17,345,564
NIC	796,209	14,069,013
VeriFone Systems †	640,163	22,335,287
Yelp †	205,575	9,733,976
		95,106,894
Utilities – 5.29%
j2 Global	492,254	32,331,243
		32,331,243
Total Common Stock
(cost $379,607,898)		599,133,091

	Principal
	amount°
Short-Term Investments – 1.96%
Discount Notes – 0.54% ≠
Federal Home Loan Bank
0.045% 4/6/15	1,344,473	1,344,467
0.075% 6/4/15	505,336	505,290
0.075% 6/29/15	505,336	505,273
0.095% 7/14/15	960,139	959,973
		3,315,003
Repurchase Agreement – 1.42%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $3,552,700 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value $3,623,749)	3,552,695	3,552,695
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $2,960,587 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value $3,019,791)	2,960,579	2,960,579
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $2,153,732 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value $2,196,802)	2,153,726	2,153,726
		8,667,000
Total Short-Term Investments
(cost $11,981,850)		11,982,003

NQ-VIP- 874 [3/15] 5/15 (14513)	Smid Cap Growth Series-1

Delaware VIP® Smid Cap Growth Series
Schedule of investments (continued)

Total Value of Securities – 99.98%
(cost $391,589,748)	$611,115,094
Receivables and Other Assets Net of Liabilities – 0.02%	125,763
Net Assets – 100.00%	$611,240,857
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 874 [3/15] 5/15 (14513)	Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$150,812,695	$—	$150,812,695
Energy	22,011,445	—	22,011,445
Financial Services	110,646,921	—	110,646,921
Financials	20,732,662	—	20,732,662
Healthcare	64,980,385	—	64,980,385
Producer Durables	102,510,846	—	102,510,846
Technology	77,761,330	17,345,564	95,106,894
Utilities	32,331,243	—	32,331,243
Short-Term Investments	—	11,982,003	11,982,003
Total	$581,787,527	$29,327,567	$611,115,094

NQ-VIP- 874 [3/15] 5/15 (14513)	Smid Cap Growth Series-3

(Unaudited)

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Series’ portfolio was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ Net Asset Value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [3/15] 5/15 (14513)	Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
March 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds – 87.24%
Automobiles – 1.27%
American Tire Distributors 144A
10.25% 3/1/22 #	800,000	$836,000
International Automotive Components
Group 144A 9.125% 6/1/18 #	1,808,000	1,846,420
Meritor
6.25% 2/15/24	645,000	653,063
6.75% 6/15/21	1,075,000	1,118,000
		4,453,483
Banking – 4.04%
Bank of America 6.50% 10/23/49 ●	1,800,000	1,908,000
Barclays Bank 7.625% 11/21/22	2,015,000	2,362,587
Credit Suisse Group 144A
7.50% 12/29/49 #●	1,820,000	1,958,775
HSBC Holdings 6.375% 12/29/49 ●	1,755,000	1,794,487
JPMorgan Chase 6.75% 1/29/49 ●	2,010,000	2,190,900
Lloyds Banking Group 7.50% 4/30/49 ●	1,885,000	2,007,525
Popular 7.00% 7/1/19	1,920,000	1,936,800
		14,159,074
Basic Industry – 9.49%
AK Steel
7.625% 5/15/20	1,314,000	1,136,610
7.625% 10/1/21	670,000	544,375
ArcelorMittal 6.25% 3/1/21	485,000	517,131
Builders FirstSource 144A
7.625% 6/1/21 #	1,710,000	1,727,100
Cemex 144A 7.25% 1/15/21 #	2,330,000	2,493,100
Cliffs Natural Resources 5.95% 1/15/18	625,000	487,500
CPG Merger Sub 144A 8.00% 10/1/21 #	1,300,000	1,322,750
Evolution Escrow Issuer 144A
7.50% 3/15/22 #	1,160,000	1,177,400
First Quantum Minerals
144A 6.75% 2/15/20 #	720,000	669,600
144A 7.00% 2/15/21 #	1,110,000	1,029,525
144A 7.25% 5/15/22 #	200,000	185,000
FMG Resources August 2006
144A 6.875% 4/1/22 #	1,377,000	1,022,423
144A 8.25% 11/1/19 #	466,000	402,507
Grace (W.R.) 144A 5.625% 10/1/24 #	695,000	744,519
Hardwoods Acquisition 144A
7.50% 8/1/21 #	815,000	782,400
INEOS Group Holdings
144A 5.875% 2/15/19 #	310,000	307,287
144A 6.125% 8/15/18 #	315,000	318,150
Kissner Milling 144A 7.25% 6/1/19 #	795,000	822,825
KLX 144A 5.875% 12/1/22 #	1,505,000	1,505,000
LSB Industries 7.75% 8/1/19	990,000	1,037,025
Lundin Mining 144A 7.875% 11/1/22 #	1,770,000	1,849,650
NCI Building Systems 144A
8.25% 1/15/23 #	865,000	919,063
New Gold 144A 6.25% 11/15/22 #	1,310,000	1,303,450
NOVA Chemicals 144A 5.00% 5/1/25 #	660,000	691,350
Polymer Group 144A 6.875% 6/1/19 #	2,050,000	1,965,437
Rayonier AM Products 144A
5.50% 6/1/24 #	1,690,000	1,457,625
Ryerson
9.00% 10/15/17	1,310,000	1,326,375
11.25% 10/15/18	438,000	446,760
Steel Dynamics 144A 5.50% 10/1/24 #	1,100,000	1,117,875
TPC Group 144A 8.75% 12/15/20 #	2,145,000	1,973,400
Tupy Overseas 144A 6.625% 7/17/24 #	525,000	506,625
Wise Metals Group 144A
8.75% 12/15/18 #	815,000	874,087
Wise Metals Intermediate Holdings 144A
9.75% 6/15/19 #	535,000	580,475
		33,244,399
Capital Goods – 4.69%
Accudyne Industries 144A
7.75% 12/15/20 #	1,380,000	1,238,550
Ardagh Packaging Finance 144A
6.00% 6/30/21 #	1,880,000	1,851,800
BWAY Holding 144A 9.125% 8/15/21 #	975,000	1,018,875
Consolidated Container 144A
10.125% 7/15/20 #	1,859,000	1,626,625
Gardner Denver 144A 6.875% 8/15/21 #	2,095,000	1,895,975
Gates Global 144A 6.00% 7/15/22 #	1,920,000	1,821,600
Milacron 144A 7.75% 2/15/21 #	1,930,000	2,007,200
Plastipak Holdings 144A
6.50% 10/1/21 #	1,875,000	1,917,187
Signode Industrial Group 144A
6.375% 5/1/22 #	1,700,000	1,697,875
TransDigm 6.50% 7/15/24	1,350,000	1,363,500
		16,439,187
Consumer Cyclical – 4.88%
Chinos Intermediate Holdings A 144A
PIK 7.75% 5/1/19 #❆	1,210,000	1,064,800
DBP Holding 144A 7.75% 10/15/20 #	1,184,000	1,071,520
Family Tree Escrow
144A 5.25% 3/1/20 #	235,000	247,337
144A 5.75% 3/1/23 #	1,255,000	1,327,163
Landry’s 144A 9.375% 5/1/20 #	3,207,000	3,455,543
Midas Intermediate Holdco II 144A
7.875% 10/1/22 #	780,000	770,250
Pantry 8.375% 8/1/20	1,240,000	1,410,500
PC Nextco Holdings 8.75% 8/15/19	930,000	950,925
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	1,256,000	1,306,240
Rite Aid 144A 6.125% 4/1/23 #	1,785,000	1,838,550
RSI Home Products 144A
6.50% 3/15/23 #	1,245,000	1,273,013
Wynn Las Vegas 144A 5.50% 3/1/25 #	2,345,000	2,386,037
		17,101,878

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 4.04%
Cott Beverages 144A 6.75% 1/1/20 #	2,080,000	$2,158,000
Darling Ingredients 5.375% 1/15/22	690,000	697,763
JBS Investments 144A
7.75% 10/28/20 #	2,270,000	2,411,875
Pilgrim’s Pride 144A 5.75% 3/15/25 #	485,000	497,125
Prestige Brands 144A
5.375% 12/15/21 #	1,255,000	1,276,963
Spectrum Brands
144A 6.125% 12/15/24 #	2,040,000	2,187,900
6.625% 11/15/22	1,045,000	1,123,375
SUPERVALU 7.75% 11/15/22	1,870,000	2,000,900
United Rentals North America
5.50% 7/15/25	345,000	352,331
VRX Escrow
144A 5.875% 5/15/23 #	385,000	395,587
144A 6.125% 4/15/25 #	1,025,000	1,063,437
		14,165,256
Energy – 10.85%
Baytex Energy 144A 5.625% 6/1/24 #	1,720,000	1,580,250
California Resources
144A 5.50% 9/15/21 #	1,640,000	1,463,208
144A 6.00% 11/15/24 #	1,180,000	1,041,350
Calumet Specialty Products Partners
7.625% 1/15/22	2,419,000	2,455,285
Chaparral Energy
7.625% 11/15/22	1,085,000	737,800
8.25% 9/1/21	703,000	492,100
CHC Helicopter
9.25% 10/15/20	229,500	196,223
9.375% 6/1/21	1,131,000	695,565
Chesapeake Energy
4.875% 4/15/22	2,020,000	1,903,850
5.75% 3/15/23	1,025,000	1,004,500
Comstock Resources 144A
10.00% 3/15/20 #	645,000	625,650
CSI Compressco 144A 7.25% 8/15/22 #	1,205,000	1,060,400
Energy Transfer Equity 5.875% 1/15/24	840,000	890,400
Exterran Partners 6.00% 4/1/21	830,000	767,750
Genesis Energy 5.75% 2/15/21	2,300,000	2,231,000
Halcon Resources 9.75% 7/15/20	2,095,000	1,487,450
Laredo Petroleum
5.625% 1/15/22	885,000	862,875
7.375% 5/1/22	1,080,000	1,119,150
Linn Energy 6.25% 11/1/19	1,475,000	1,172,625
MarkWest Energy Partners
4.875% 12/1/24	1,495,000	1,535,963
Murphy Oil USA 6.00% 8/15/23	1,745,000	1,880,237
Northern Oil & Gas 8.00% 6/1/20	1,680,000	1,499,400
NuStar Logistics 6.75% 2/1/21	1,250,000	1,325,056
Oasis Petroleum 6.875% 3/15/22	2,035,000	1,994,300
Ocean Rig UDW 144A 7.25% 4/1/19 #	804,000	470,340
PDC Energy 7.75% 10/15/22	1,850,000	1,951,750
Pioneer Energy Services
6.125% 3/15/22	1,795,000	1,409,075
Regency Energy Partners
5.875% 3/1/22	1,550,000	1,689,500
Sabine Pass Liquefaction 144A
5.625% 3/1/25 #	1,555,000	1,543,337
Targa Resources Partners
5.25% 5/1/23	930,000	939,300
		38,025,689
Financials – 1.64%
Ally Financial 4.625% 3/30/25	1,620,000	1,599,750
Argos Merger Sub 144A
7.125% 3/15/23 #	915,000	950,456
Consolidated Energy Finance 144A
6.75% 10/15/19 #	1,446,000	1,464,075
James Hardie International Finance 144A
5.875% 2/15/23 #	1,670,000	1,728,450
		5,742,731
Healthcare – 5.07%
Community Health Systems
6.875% 2/1/22	3,010,000	3,231,987
DaVita HealthCare Partners
5.125% 7/15/24	2,500,000	2,554,687
HCA 5.375% 2/1/25	1,510,000	1,591,163
HealthSouth 5.75% 11/1/24	775,000	809,875
Immucor 11.125% 8/15/19	2,526,000	2,724,923
Kinetic Concepts 10.50% 11/1/18	614,000	666,190
Mallinckrodt International Finance
4.75% 4/15/23	1,005,000	959,775
Omnicare 5.00% 12/1/24	940,000	987,000
Par Pharmaceutical 7.375% 10/15/20	1,115,000	1,181,900
Tenet Healthcare
144A 5.00% 3/1/19 #	1,220,000	1,213,900
8.125% 4/1/22	1,680,000	1,856,400
		17,777,800
Insurance – 2.24%
American International Group
8.175% 5/15/58 ●	1,670,000	2,376,493
HUB International 144A
7.875% 10/1/21 #	1,800,000	1,849,500
USI 144A 7.75% 1/15/21 #	2,035,000	2,096,050
XLIT 6.50% 10/29/49 ●	1,713,000	1,520,288
		7,842,331
Media – 11.57%
Altice 144A 7.75% 5/15/22 #	2,175,000	2,217,141
CCOH Safari
5.50% 12/1/22	415,000	425,375
5.75% 12/1/24	1,910,000	1,972,075

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Columbus International 144A
7.375% 3/30/21 #	2,775,000	$2,927,625
CSC Holdings 144A 5.25% 6/1/24 #	2,860,000	2,924,350
DISH DBS 5.875% 11/15/24	970,000	973,637
Gray Television 7.50% 10/1/20	2,655,000	2,807,663
iHeartCommunications 9.00% 9/15/22	4,505,000	4,324,800
LIN Television 144A 5.875% 11/15/22 #	2,070,000	2,116,575
MDC Partners 144A 6.75% 4/1/20 #	1,020,000	1,078,650
Nexstar Broadcasting 144A
6.125% 2/15/22 #	1,655,000	1,700,513
Nielsen Finance 144A 5.00% 4/15/22 #	375,000	378,750
Numericable-SFR 144A
6.00% 5/15/22 #	2,635,000	2,671,231
Outfront Media Capital 5.875% 3/15/25	1,145,000	1,215,131
RCN Telecom Services 144A
8.50% 8/15/20 #	730,000	777,450
Sinclair Television Group 144A
5.625% 8/1/24 #	2,710,000	2,770,975
Sirius XM Radio 144A 5.375% 4/15/25 #	1,895,000	1,909,213
Unitymedia KabelBW 144A
6.125% 1/15/25 #	1,985,000	2,104,100
Univision Communications 144A
5.125% 5/15/23 #	950,000	969,000
VTR Finance 144A 6.875% 1/15/24 #	2,930,000	3,047,200
WideOpenWest Finance
10.25% 7/15/19	1,165,000	1,256,744
		40,568,198
Services – 7.50%
AECOM
144A 5.75% 10/15/22 #	700,000	726,250
144A 5.875% 10/15/24 #	845,000	889,363
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,095,000	1,090,894
144A 10.75% 10/15/19 #	1,884,000	1,554,300
Avis Budget Car Rental 144A
5.25% 3/15/25 #	1,990,000	1,985,025
BlueLine Rental Finance 144A
7.00% 2/1/19 #	500,000	516,250
Caesars Growth Properties Holdings
144A 9.375% 5/1/22 #	1,150,000	888,375
CDW
5.00% 9/1/23	480,000	488,400
5.50% 12/1/24	861,000	904,050
Covanta Holding 5.875% 3/1/24	1,980,000	2,059,200
E*TRADE Financial 5.375% 11/15/22	1,105,000	1,168,537
GEO Group
5.125% 4/1/23	625,000	640,625
5.875% 10/15/24	1,175,000	1,227,875
Mattamy Group 144A 6.50% 11/15/20 #	2,285,000	2,210,737
MGM Resorts International
6.00% 3/15/23	2,385,000	2,462,513
Navios South American Logistics 144A
7.25% 5/1/22 #	1,780,000	1,733,275
Pinnacle Entertainment
6.375% 8/1/21	570,000	607,050
7.75% 4/1/22	869,000	971,107
United Rentals North America
5.75% 11/15/24	3,075,000	3,190,313
Watco 144A 6.375% 4/1/23 #	965,000	969,825
		26,283,964
Technology & Electronics – 3.19%
CommScope 144A 5.50% 6/15/24 #	1,960,000	1,969,800
Entegris 144A 6.00% 4/1/22 #	1,965,000	2,058,337
First Data
11.25% 1/15/21	1,744,000	1,988,160
11.75% 8/15/21	991,000	1,150,799
Infinity Acquisition 144A 7.25% 8/1/22 #	750,000	705,000
Infor Software Parent 144A PIK 7.125%
5/1/21 #❆	2,500,000	2,485,150
Viasystems 144A 7.875% 5/1/19 #	780,000	824,850
		11,182,096
Telecommunications – 12.30%
Altice 144A 7.625% 2/15/25 #	905,000	911,222
Altice Financing 144A 6.625% 2/15/23 #	1,710,000	1,769,850
CenturyLink 6.75% 12/1/23	1,075,000	1,187,875
Cogent Communications Finance 144A
5.625% 4/15/21 #	1,780,000	1,748,850
Cogent Communications Group 144A
5.375% 3/1/22 #	500,000	501,250
Digicel 144A 6.75% 3/1/23 #	1,405,000	1,364,606
Digicel Group
144A 7.125% 4/1/22 #	820,000	752,350
144A 8.25% 9/30/20 #	3,509,000	3,531,809
Equinix
5.375% 1/1/22	630,000	659,925
5.75% 1/1/25	1,105,000	1,157,487
Hughes Satellite Systems
7.625% 6/15/21	1,800,000	1,986,750
Intelsat Luxembourg
7.75% 6/1/21	1,810,000	1,676,513
8.125% 6/1/23	4,805,000	4,444,630
Level 3 Communications
5.75% 12/1/22	1,580,000	1,630,402
Level 3 Financing 5.375% 8/15/22	1,355,000	1,401,154
Sprint
7.125% 6/15/24	2,265,000	2,219,700
7.25% 9/15/21	1,455,000	1,467,731
7.875% 9/15/23	1,965,000	2,014,125
T-Mobile USA
6.125% 1/15/22	570,000	589,950
6.25% 4/1/21	925,000	965,469
6.375% 3/1/25	1,160,000	1,199,904

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
UPCB Finance IV 144A
5.375% 1/15/25 #	1,305,000	$1,305,000
West 144A 5.375% 7/15/22 #	1,990,000	1,950,200
Wind Acquisition Finance
144A 4.75% 7/15/20 #	275,000	276,375
144A 7.375% 4/23/21 #	1,710,000	1,778,400
Windstream
7.50% 6/1/22	130,000	125,937
7.50% 4/1/23	540,000	518,400
7.75% 10/1/21	1,140,000	1,142,850
Zayo Group 144A 6.00% 4/1/23 #	2,810,000	2,838,100
		43,116,814
Utilities – 4.47%
Abengoa Yield 144A 7.00% 11/15/19 #	1,690,000	1,749,150
AES 5.50% 4/15/25	1,545,000	1,529,550
AES Gener 144A 8.375% 12/18/73 #●	765,000	841,577
Calpine
5.375% 1/15/23	1,640,000	1,648,200
5.50% 2/1/24	835,000	843,350
DPL 144A 6.75% 10/1/19 #	1,495,000	1,584,700
Dynegy 5.875% 6/1/23	1,075,000	1,050,813
Dynegy Finance I/II
144A 7.375% 11/1/22 #	870,000	917,850
144A 7.625% 11/1/24 #	1,605,000	1,687,256
Enel 144A 8.75% 9/24/73 #●	2,024,000	2,445,951
GenOn Energy 9.875% 10/15/20	1,350,000	1,373,625
		15,672,022
Total Corporate Bonds
(cost $307,084,852)		305,774,922

Senior Secured Loans – 5.52% «
Applied Systems 2nd Lien
7.50% 1/23/22	1,658,000	1,657,586
Ashland Water 2nd Lien 7.75% 7/31/22	715,000	695,338
Atkore International 2nd Lien
7.75% 10/9/21	690,000	669,300
Avaya Tranche B-3 4.676% 10/26/17	1,365,954	1,347,771
Azure Midstream Tranche B
7.50% 11/15/18	185,830	176,771
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,360,000	1,361,700
Borgata Tranche B 1st Lien
6.50% 8/15/18	1,624,464	1,636,241
Flint Group 2nd Lien 8.25% 9/7/22	2,040,000	1,994,100
Hostess Brands 1st Lien 6.75% 3/20/20	1,960,200	2,001,854
iHeartCommunications Tranche D
6.928% 1/30/19	970,000	924,895
J. Crew Group Tranche B 1st Lien
4.00% 3/5/21	330,000	307,065
Mauser Holdings 2nd Lien
8.25% 7/31/22	2,070,000	2,028,600
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/19/20	1,015,000	1,020,075
Ocean Rig (Drillship) Tranche B 1st Lien
5.50% 7/25/21	495,000	412,335
Panda Liberty Tranche B
7.50% 8/21/20	1,025,000	1,032,688
Panda Stonewall Tranche B
6.50% 11/13/21	1,015,000	1,030,225
Rite Aid 2nd Lien 5.75% 8/21/20	1,033,000	1,042,899
Total Senior Secured Loans
(cost $19,471,961)		19,339,443

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Preferred Stock – 1.47%
Ally Financial 144A 7.00% #	3,800	3,900,344
GMAC Capital Trust I 8.125% ●	40,000	1,050,000
Standard Chartered 144A 6.50% #●	200,000	201,968
Total Preferred Stock
(cost $4,208,736)		5,152,312

	Principal
	amount°
Short-Term Investments – 5.12%
Repurchase Agreements – 5.12%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $7,352,986 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value
$7,500,036)	7,352,975	7,352,975
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $6,127,496 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value
$6,250,030)	6,127,480	6,127,480

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $4,457,558 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value
$4,546,698)	4,457,545	$4,457,545
Total Short-Term Investments
(cost $17,938,000)		17,938,000

Total Value of Securities – 99.35%
(cost $348,788,920)		$348,204,677
Receivables and Other Assets Net of Liabilities – 0.65%		2,287,190
Net Assets – 100.00%		$350,491,867
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $169,540,823, which represents 48.37% of the Series’ net assets.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following commitment was outstanding at March 31, 2015:

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Air Medical Group Holdings	$2,070,000	$2,070,000	$2,070,000	$—
SS&C Technologies	1,660,000	1,660,000	1,660,000	—

PIK – Pay-in-kind

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-5

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$305,774,922	$—	$305,774,922
Senior Secured Loans[1]	—	17,286,680	2,052,763	19,339,443
Common Stock	—	—	—	—
Preferred Stock[1]	1,050,000	4,102,312	—	5,152,312
Short-Term Investments	—	17,938,000	—	17,938,000
Total	$1,050,000	$345,101,914	$2,052,763	$348,204,677
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	0.00%	89.39%	10.61%	100.00%
Preferred Stock	20.38%	79.62%	0.00%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments.

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-6

(Unaudited)

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [3/15] 5/15 (14508)	High Yield Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.08% Δ
Australia – 1.45%
Coca-Cola Amatil	111,809	$915,360
		915,360
Canada – 6.73%
AuRico Gold	108,735	300,456
CGI Group Class A †	48,714	2,066,014
Suncor Energy	33,000	964,221
WestJet Airlines Class VV @	27,385	641,898
Yamana Gold	73,683	264,099
		4,236,688
China/Hong Kong – 5.37%
CNOOC	738,000	1,041,558
Techtronic Industries	272,359	918,231
Yue Yuen Industrial Holdings	400,500	1,417,145
		3,376,934
Denmark – 1.85%
Carlsberg Class B	14,141	1,166,007
		1,166,007
France – 16.37%
AXA	90,868	2,287,499
Kering	4,694	916,528
Publicis Groupe	8,012	618,294
Rexel	36,263	683,894
Sanofi	21,589	2,132,506
Teleperformance	20,097	1,377,538
TOTAL	18,441	916,817
Vinci	23,948	1,368,493
		10,301,569
Germany – 4.17%
Deutsche Post	47,149	1,469,195
STADA Arzneimittel	34,632	1,152,576
		2,621,771
Indonesia – 1.49%
Bank Rakyat Indonesia Persero	922,055	935,254
		935,254
Israel – 4.70%
Teva Pharmaceutical Industries ADR	47,500	2,959,250
		2,959,250
Italy – 2.62%
Saipem †	51,357	522,500
UniCredit	165,690	1,123,801
		1,646,301
Japan – 22.50%
East Japan Railway	18,956	1,518,767
ITOCHU	138,035	1,493,549
Japan Tobacco	41,800	1,321,281
Mitsubishi UFJ Financial Group	367,635	2,276,536
Nippon Telegraph & Telephone	30,259	1,867,608
Nitori Holdings	29,158	1,973,479
Sumitomo Rubber Industries	71,100	1,310,393
Toyota Motor	34,343	2,396,870
		14,158,483
Netherlands – 4.45%
ING Groep CVA †	100,141	1,467,136
Koninklijke Philips	46,947	1,332,133
		2,799,269
Norway – 0.15%
Subsea 7	11,204	96,223
		96,223
Russia – 1.19%
Mobile Telesystems ADR	74,000	747,400
		747,400
Sweden – 5.26%
Nordea Bank	170,460	2,076,296
Tele2 Class B	103,234	1,234,769
		3,311,065
Switzerland – 6.62%
Aryzta †	30,022	1,840,431
Novartis	23,575	2,326,864
		4,167,295
United Kingdom – 12.16%
Meggitt	120,768	981,649
National Grid	54,530	701,017
Playtech	60,089	691,144
Rexam	141,368	1,211,531
Rio Tinto	22,207	915,716
Standard Chartered	114,992	1,862,430
Tesco	360,624	1,287,224
		7,650,711
Total Common Stock
(cost $56,835,521)		61,089,580

	Principal
	amount°
Short-Term Investments – 2.35%
Discount Notes – 2.22% ≠
Federal Home Loan Bank
0.055% 4/8/15	294,553	294,552
0.065% 4/20/15	182,396	182,394
0.07% 4/6/15	702,495	702,492
0.075% 6/4/15	56,130	56,125
0.075% 6/29/15	56,130	56,123
0.095% 7/14/15	106,648	106,629
		1,398,315

NQ-VIP-878 [3/15] 5/15 (14509)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 0.13%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $31,973 (collateralized by U.S.
government obligations
2.125%–3.125%
6/30/21–2/15/43; market value $32,612)	31,973	$31,973
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $26,644 (collateralized by U.S.
government obligations
0.00%–9.125%
10/15/16–2/15/23; market value $27,177)	26,644	26,644
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $19,383 (collateralized by U.S.
government obligations
0.00%–2.250%
1/31/19–2/15/26; market value $19,770)	19,383	19,383
		78,000
Total Short-Term Investments
(cost $1,476,291)		1,476,315

Total Value of Securities – 99.43%
(cost $58,311,812)		62,565,895
Receivables and Other Assets Net of Liabilities – 0.57%		358,729
Net Assets – 100.00%		$62,924,624
____________________

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $641,898, which represents 1.02% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at March 31, 2015:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	EUR	(73,980)	USD	79,432	4/1/15	$(131)
						$(131)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:

ADR – American Depositary Receipt
BNYM – BNY Mellon
CVA – Dutch Certificate
EUR – European Monetary Unit
USD – U.S. Dollar

NQ-VIP-878 [3/15] 5/15 (14509)	International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment securities are valued at the net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP-878 [3/15] 5/15 (14509)	International Value Equity Series-3

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$915,360	$915,360
Canada	4,236,688	—	4,236,688
China/Hong Kong	—	3,376,934	3,376,934
Denmark	—	1,166,007	1,166,007
France	—	10,301,569	10,301,569
Germany	—	2,621,771	2,621,771
Indonesia	—	935,254	935,254
Israel	2,959,250	—	2,959,250
Italy	—	1,646,301	1,646,301
Japan	—	14,158,483	14,158,483
Netherlands	—	2,799,269	2,799,269
Norway	—	96,223	96,223
Russia	747,400	—	747,400
Sweden	—	3,311,065	3,311,065
Switzerland	—	4,167,295	4,167,295
United Kingdom	—	7,650,711	7,650,711
Short-Term Investments	—	1,476,315	1,476,315
Total	$7,943,338	$54,622,557	$62,565,895
Foreign Currency Exchange Contract	$—	$(131)	$(131)

As a result of utilizing international fair value pricing at March 31, 2015, a majority of the Series’ portfolio was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP-878 [3/15] 5/15 (14509)	International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
March 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.289% 9/26/33	21,581	$23,643
Total Agency Asset-Backed Security
(cost $21,406)		23,643

Agency Collateralized Mortgage
Obligations – 0.63%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 6/19/41 ●	17,263	19,635
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	544	623
Series 2003-52 NA 4.00% 6/25/23	74,905	79,149
Series 2003-120 BL 3.50% 12/25/18	169,133	175,172
Series 2004-49 EB 5.00% 7/25/24	16,360	17,849
Series 2005-66 FD 0.474% 7/25/35 ●	321,892	322,332
Series 2005-110 MB 5.50% 9/25/35	5,219	5,631
Series 2011-88 AB 2.50% 9/25/26	116,025	118,614
Series 2011-113 MC 4.00% 12/25/40	193,330	203,203
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	22,350	25,775
Series 2931 GC 5.00% 1/15/34	33,843	34,436
Series 3016 FL 0.565% 8/15/35 ●	44,479	44,567
Series 3027 DE 5.00% 9/15/25	17,538	19,505
Series 3067 FA 0.525% 11/15/35 ●	1,387,457	1,391,857
Series 3232 KF 0.625% 10/15/36 ●	57,788	58,374
Series 3297 BF 0.415% 4/15/37 ●	502,716	505,224
Series 3416 GK 4.00% 7/15/22	5,806	5,850
Series 3737 NA 3.50% 6/15/25	99,938	103,954
Series 3780 LF 0.575% 3/15/29 ●	247,028	247,305
Series 3800 AF 0.675% 2/15/41 ●	3,081,211	3,106,896
Series 3803 TF 0.575% 11/15/28 ●	243,507	244,663
Series 4163 CW 3.50% 4/15/40	2,317,273	2,438,420
Freddie Mac Strips
Series 19 F 1.041% 6/1/28 ●	3,329	3,376
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 ⧫	998	1,192
Series T-58 2A 6.50% 9/25/43 ⧫	22,891	26,524
Total Agency Collateralized Mortgage
Obligations (cost $9,127,533)		9,200,126

Agency Mortgage-Backed
Securities – 6.34%
Fannie Mae
4.00% 9/1/20	1,253,556	1,324,990
6.50% 8/1/17	1,663	1,718
7.00% 11/15/16	49	49
Fannie Mae ARM
1.483% 8/1/37 ●	259,354	270,942
1.914% 1/1/35 ●	811,447	853,522
2.057% 8/1/34 ●	13,558	14,402
2.08% 3/1/38 ●	3,442	3,651
2.088% 9/1/38 ●	731,481	788,723
2.098% 8/1/37 ●	137,662	147,310
2.173% 9/1/35 ●	156,540	166,607
2.193% 8/1/36 ●	13,480	14,381
2.238% 4/1/36 ●	6,538	6,962
2.26% 6/1/36 ●	29,146	31,045
2.269% 11/1/35 ●	79,463	84,621
2.269% 7/1/36 ●	17,174	18,305
2.276% 12/1/33 ●	11,033	11,712
2.277% 10/1/33 ●	6,866	7,162
2.277% 6/1/34 ●	10,293	10,964
2.277% 7/1/36 ●	15,984	17,033
2.311% 4/1/36 ●	148,302	158,193
2.315% 11/1/35 ●	1,647	1,763
3.196% 4/1/44 ●	666,896	695,808
3.474% 1/1/41 ●	133,471	140,409
5.141% 8/1/35 ●	3,038	3,239
5.646% 8/1/37 ●	51,691	54,315
Fannie Mae Relocation 30 yr
5.00% 1/1/34	13,594	14,964
Fannie Mae S.F. 15 yr
3.00% 3/1/27	124,340	130,823
3.00% 11/1/27	8,054	8,474
3.50% 11/1/27	281,994	301,316
3.50% 6/1/29	2,878,186	3,074,217
3.50% 8/1/29	155,967	166,421
4.00% 5/1/24	892,105	944,906
4.00% 6/1/25	1,474,916	1,568,091
4.00% 11/1/25	3,277,197	3,535,540
4.00% 4/1/27	466,747	498,145
4.00% 5/1/27	1,555,128	1,657,589
4.50% 7/1/20	104,733	110,580
4.50% 9/1/20	471,073	495,042
5.00% 9/1/18	36,066	37,936
5.00% 10/1/18	681	722
5.00% 2/1/19	1,363	1,445
5.00% 5/1/21	7,562	8,042
5.00% 9/1/25	3,003,891	3,281,870
5.50% 1/1/23	4,844	5,371
5.50% 4/1/23	12,279	13,551
6.00% 3/1/18	145,142	150,341
6.00% 8/1/22	12,589	13,678
8.00% 10/1/16	572	585
Fannie Mae S.F. 20 yr
4.00% 1/1/31	366,022	394,217
4.00% 2/1/31	575,061	619,301
6.00% 9/1/29	420,008	478,341
Fannie Mae S.F. 30 yr
4.50% 7/1/36	206,069	225,593

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/40	214,158	$234,313
4.50% 11/1/40	554,743	607,537
4.50% 2/1/41	255,079	279,478
4.50% 3/1/41	1,099,914	1,205,542
4.50% 4/1/41	1,711,893	1,875,652
4.50% 10/1/41	636,216	697,411
4.50% 1/1/42	3,278,755	3,588,282
4.50% 12/1/43	94,452	102,963
4.50% 5/1/44	452,854	494,810
5.00% 4/1/33	177,750	198,429
5.00% 3/1/34	1,840	2,055
5.00% 2/1/36	292,106	325,014
5.00% 8/1/37	475,094	529,087
5.50% 12/1/32	40,646	46,052
5.50% 6/1/33	136,064	154,187
5.50% 3/1/35	186,369	210,801
5.50% 9/1/35	622,817	703,079
5.50% 12/1/35	206,792	233,419
5.50% 4/1/36	1,739,594	1,962,159
5.50% 5/1/36	534,536	603,811
5.50% 7/1/36	60,942	68,918
5.50% 9/1/36	68,214	76,936
5.50% 2/1/37	3,735,170	4,203,538
5.50% 4/1/37	592,459	666,722
5.50% 6/1/37	794,052	893,976
5.50% 8/1/37	514,900	583,271
5.50% 1/1/38	9,311,221	10,477,950
5.50% 2/1/38	74,545	84,369
5.50% 6/1/38	1,626,554	1,830,314
5.50% 8/1/38	153,811	175,201
5.50% 11/1/39	1,031,310	1,160,504
5.50% 3/1/40	38,447	43,546
6.00% 11/1/34	965	1,099
6.00% 4/1/36	4,668	5,319
6.00% 8/1/37	377,697	431,245
6.00% 1/1/38	118,479	135,269
6.00% 5/1/38	958,865	1,094,079
6.00% 10/1/38	810,886	926,808
6.00% 1/1/39	390,948	446,966
6.00% 2/1/39	482,992	552,271
6.50% 6/1/29	708	812
6.50% 1/1/34	762	886
6.50% 4/1/36	1,432	1,644
6.50% 6/1/36	4,094	4,936
6.50% 10/1/36	3,434	4,182
6.50% 8/1/37	493	565
7.00% 12/1/34	587	681
7.00% 12/1/35	797	896
7.00% 12/1/37	1,337	1,454
7.50% 6/1/31	6,251	7,886
7.50% 4/1/32	227	269
7.50% 5/1/33	620	628
7.50% 6/1/34	284	333
9.00% 7/1/20	4,655	4,988
10.00% 8/1/19	2,469	2,519
Freddie Mac ARM
2.249% 7/1/36 ●	48,073	51,260
2.265% 10/1/36 ●	4,093	4,377
2.275% 10/1/37 ●	39,196	41,337
2.307% 4/1/34 ●	1,842	1,958
2.384% 4/1/33 ●	5,178	5,361
2.385% 7/1/38 ●	564,812	606,418
2.495% 6/1/37 ●	147,614	155,688
2.532% 1/1/44 ●	2,435,155	2,511,965
3.469% 5/1/42 ●	6,628,873	6,955,654
4.884% 8/1/38 ●	11,034	11,709
Freddie Mac S.F. 15 yr
3.50% 9/1/29	8,534,196	9,112,815
4.00% 5/1/25	125,845	134,017
4.00% 8/1/25	442,396	471,262
4.00% 4/1/26	1,841,670	1,962,371
4.50% 6/1/26	323,207	348,620
5.00% 4/1/20	36,123	38,325
5.00% 12/1/22	6,807	7,332
Freddie Mac S.F. 20 yr
5.50% 7/1/28	324,553	364,380
Freddie Mac S.F. 30 yr
4.50% 10/1/39	299,214	326,466
4.50% 3/1/42	1,923,013	2,101,192
4.50% 10/1/43	206,270	225,085
5.50% 6/1/36	54,933	61,807
5.50% 5/1/37	480,261	542,737
5.50% 3/1/40	301,331	338,251
5.50% 8/1/40	1,073,419	1,204,134
5.50% 6/1/41	766,349	859,375
6.00% 2/1/36	742,350	852,512
6.00% 3/1/36	569,782	654,763
6.00% 1/1/38	114,444	129,895
6.00% 6/1/38	322,987	367,404
6.00% 8/1/38	1,342,323	1,532,361
7.00% 11/1/33	5,158	6,338
9.00% 4/1/17	253	265
GNMA I S.F. 15 yr
6.00% 1/15/22	606,450	673,484
GNMA I S.F. 30 yr
7.00% 12/15/34	20,812	25,194
7.50% 1/15/32	689	869
Total Agency Mortgage-Backed
Securities (cost $91,918,400)		93,196,969

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities – 1.66%
Banc of America Commercial Mortgage
Trust
Series 2006-1 AM 5.421% 9/10/45 ●	345,000	$354,458
Series 2007-4 AM 5.821% 2/10/51 ●	205,000	222,736
CD Commercial Mortgage Trust
Series 2005-CD1 AM
5.225% 7/15/44 ●	1,850,000	1,878,516
Commercial Mortgage Trust
Series 2007-GG9 AM
5.475% 3/10/39	630,000	664,432
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,015,000	1,158,887
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.932% 8/25/44 #●	125,000	139,010
Series 2011-K702 B 144A
4.771% 4/25/44 #●	350,000	375,976
Series 2011-K703 B 144A
4.884% 7/25/44 #●	320,000	345,593
Series 2012-K22 B 144A
3.687% 8/25/45 #●	1,115,000	1,158,229
Series 2012-K708 B 144A
3.761% 2/25/45 #●	1,480,000	1,544,914
Series 2012-K711 B 144A
3.562% 8/25/45 #●	120,000	125,206
Series 2013-K712 B 144A
3.369% 5/25/45 #●	1,175,000	1,208,983
GS Mortgage Securities Trust
Series 2006-GG6 A4
5.553% 4/10/38 ●	915,000	929,829
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	3,990,000	3,999,073
Series 2013-HLT AFX 144A
3.367% 11/5/30 #	2,420,000	2,450,756
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	1,629,934	1,629,053
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM
5.44% 5/15/45	2,606,000	2,737,095
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	1,550,000	1,625,516
Series 2006-C6 AM 5.413% 9/15/39	1,275,000	1,345,527
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.204% 11/14/42 ●	500,000	506,355
Series 2006-T21 AM
5.204% 10/12/52 ●	25,000	25,635
Total Commercial Mortgage-Backed
Securities (cost $24,404,536)		24,425,779

Convertible Bond – 0.11%
Jefferies Group 3.875% exercise price
$44.94, expiration date 10/31/29	1,645,000	1,668,647
Total Convertible Bond
(cost $1,752,953)		1,668,647

Corporate Bonds – 51.76%
Banking – 11.37%
Abbey National Treasury Services
2.375% 3/16/20	4,065,000	4,098,748
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,452,122
Bank of America 4.25% 10/22/26	5,515,000	5,701,153
Bank of New York Mellon
1.969% 6/20/17	1,830,000	1,865,255
Barclays 2.75% 11/8/19	6,200,000	6,266,817
BB&T 2.45% 1/15/20	2,085,000	2,122,384
Branch Banking & Trust
3.80% 10/30/26	3,055,000	3,221,171
Comerica 3.00% 9/16/15	2,185,000	2,207,925
Compass Bank 2.75% 9/29/19	9,170,000	9,312,172
Credit Suisse
2.30% 5/28/19	8,285,000	8,374,461
3.00% 10/29/21	925,000	943,646
Export-Import Bank of China 144A
2.50% 7/31/19 #	2,780,000	2,820,238
Goldman Sachs Group 2.60% 4/23/20	7,165,000	7,249,626
HBOS 144A 6.75% 5/21/18 #	4,860,000	5,449,683
HSBC Holdings 5.625% 12/29/49 ●	2,005,000	2,026,303
JPMorgan Chase
3.45% 3/1/16	7,105,000	7,267,832
3.625% 5/13/24	760,000	791,159
4.125% 12/15/26	640,000	665,027
6.75% 1/29/49 ●	1,490,000	1,624,100
JPMorgan Chase Bank 0.60% 6/13/16 ●	605,000	603,544
KeyBank 5.45% 3/3/16	1,780,000	1,852,434
Manufacturers & Traders Trust
2.25% 7/25/19	9,200,000	9,335,249
Morgan Stanley 4.35% 9/8/26	3,830,000	4,020,282
MUFG Americas Holdings
2.25% 2/10/20	1,565,000	1,569,797
3.00% 2/10/25	3,575,000	3,542,017
Oversea-Chinese Banking 144A
4.00% 10/15/24 #●	565,000	589,583
PNC Bank 3.30% 10/30/24	2,660,000	2,766,895

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
PNC Preferred Funding Trust II 144A
1.493% 3/29/49 #●	6,900,000	$6,348,000
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,403,870
4.625% 4/19/16	795,000	823,579
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,535,970
SunTrust Banks
2.35% 11/1/18	1,830,000	1,860,025
2.50% 5/1/19	7,305,000	7,430,010
3.60% 4/15/16	1,505,000	1,543,019
SVB Financial Group 3.50% 1/29/25	2,430,000	2,419,077
Toronto-Dominion Bank 2.25% 11/5/19	6,935,000	7,054,178
US Bank
2.125% 10/28/19	5,760,000	5,838,515
2.80% 1/27/25	2,245,000	2,246,055
USB Capital IX 3.50% 10/29/49 ●	2,220,000	1,848,150
USB Realty 144A 1.40% 12/29/49 #●	200,000	183,000
Wells Fargo
2.15% 1/15/19	8,730,000	8,874,001
2.625% 12/15/16	1,450,000	1,491,293
5.875% 12/29/49 ●	975,000	1,033,695
Wells Fargo Bank 0.467% 5/16/16 ●	545,000	543,935
Woori Bank 144A 2.875% 10/2/18 #	1,455,000	1,496,562
Zions Bancorp 4.50% 6/13/23	2,195,000	2,325,227
		167,037,784
Basic Industry – 2.48%
CF Industries 6.875% 5/1/18	4,740,000	5,407,501
Ecolab 2.25% 1/12/20	8,495,000	8,557,736
Freeport-McMoRan Oil & Gas
6.50% 11/15/20	1,341,000	1,426,489
Georgia-Pacific
144A 2.539% 11/15/19 #	4,000,000	4,059,672
144A 5.40% 11/1/20 #	2,365,000	2,701,400
International Paper 7.50% 8/15/21	2,000,000	2,516,112
LyondellBasell Industries
5.75% 4/15/24	1,225,000	1,446,540
Methanex 4.25% 12/1/24	2,985,000	3,030,262
PPG Industries 2.30% 11/15/19	1,820,000	1,842,581
Rock-Tenn
3.50% 3/1/20	1,990,000	2,068,133
4.45% 3/1/19	1,510,000	1,622,323
Rockwood Specialties Group
4.625% 10/15/20	1,625,000	1,696,094
		36,374,843
Brokerage – 0.49%
Jefferies Group 5.125% 1/20/23	3,115,000	3,238,563
Lazard Group 6.85% 6/15/17	131,000	145,611
Legg Mason 2.70% 7/15/19	3,815,000	3,889,778
		7,273,952
Capital Goods – 1.60%
Caterpillar Financial Services
2.45% 9/6/18	6,430,000	6,632,937
Crane 2.75% 12/15/18	2,530,000	2,595,965
Ingersoll-Rand Global Holding
2.875% 1/15/19	6,365,000	6,534,595
Ingersoll-Rand Luxembourg Finance
2.625% 5/1/20	3,030,000	3,063,869
John Deere Capital 1.70% 1/15/20	2,255,000	2,237,876
Waste Management 2.60% 9/1/16	2,365,000	2,409,110
		23,474,352
Communications – 2.84%
American Tower Trust I 144A
1.551% 3/15/43 #	3,090,000	3,086,199
Cox Communications 144A
3.85% 2/1/25 #	3,350,000	3,457,026
Interpublic Group 2.25% 11/15/17	1,155,000	1,165,016
SBA Tower Trust
144A 2.24% 4/16/18 #	1,660,000	1,661,264
144A 2.898% 10/15/19 #	1,520,000	1,538,474
SES 144A 3.60% 4/4/23 #	3,175,000	3,331,699
SES GLOBAL Americas Holdings 144A
2.50% 3/25/19 #	5,555,000	5,577,792
Sky 144A 3.75% 9/16/24 #	4,180,000	4,330,054
Telefonica Emisiones 4.57% 4/27/23	2,570,000	2,832,854
Time Warner 5.875% 11/15/16	2,145,000	2,310,474
Time Warner Cable 8.25% 4/1/19	4,205,000	5,147,795
Verizon Communications
4.50% 9/15/20	3,640,000	4,022,484
5.15% 9/15/23	2,830,000	3,246,808
		41,707,939
Consumer Cyclical – 5.06%
Alibaba Group Holding 144A
3.125% 11/28/21 #	4,685,000	4,725,071
Carnival 1.20% 2/5/16	5,925,000	5,935,126
Daimler Finance North America 144A
2.25% 9/3/19 #	6,555,000	6,626,305
Ford Motor Credit
4.25% 2/3/17	1,200,000	1,260,634
5.00% 5/15/18	4,285,000	4,676,041
General Motors 3.50% 10/2/18	1,960,000	2,017,938
General Motors Financial
3.15% 1/15/20	2,455,000	2,486,903
4.375% 9/25/21	1,865,000	1,983,129
Historic TW 6.875% 6/15/18	1,340,000	1,559,554
Host Hotels & Resorts 3.75% 10/15/23	1,740,000	1,766,775
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	262,726
144A 2.55% 2/6/19 #	3,000,000	3,053,799
International Game Technology
5.35% 10/15/23	3,535,000	3,591,998

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
INVISTA Finance 144A
4.25% 10/15/19 #	2,525,000	$2,521,844
Lowe’s 1.625% 4/15/17	5,440,000	5,521,828
Marriott International 3.375% 10/15/20	1,720,000	1,803,482
Toyota Motor Credit
1.375% 1/10/18	200,000	200,818
2.00% 10/24/18	6,300,000	6,433,806
Viacom 2.50% 12/15/16	4,960,000	5,073,391
Volkswagen Group of America Finance
144A 2.125% 5/23/19 #	8,760,000	8,823,633
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,959,385
		74,284,186
Consumer Non-Cyclical – 10.00%
Actavis Funding 3.00% 3/12/20	8,740,000	8,951,823
Allergan 1.35% 3/15/18	1,670,000	1,642,011
Anheuser-Busch InBev Finance
2.15% 2/1/19	8,715,000	8,870,127
Bayer U.S. Finance 144A
2.375% 10/8/19 #	6,000,000	6,106,416
Becton Dickinson 2.675% 12/15/19	8,355,000	8,543,322
Boston Scientific
2.65% 10/1/18	2,515,000	2,544,793
6.00% 1/15/20	1,805,000	2,079,764
CareFusion 6.375% 8/1/19	3,550,000	4,154,412
Celgene 2.30% 8/15/18	6,055,000	6,147,466
EMD Finance 144A 2.40% 3/19/20 #	8,200,000	8,301,590
Express Scripts Holding 2.25% 6/15/19	2,500,000	2,513,760
Gilead Sciences 2.35% 2/1/20	3,000,000	3,084,588
Ingredion 1.80% 9/25/17	2,460,000	2,461,269
McKesson 2.284% 3/15/19	10,820,000	10,951,571
Medtronic 144A 2.50% 3/15/20 #	11,065,000	11,317,846
Merck 1.85% 2/10/20	11,305,000	11,385,152
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,167,095
Pernod-Ricard
144A 2.95% 1/15/17 #	3,160,000	3,251,665
144A 5.75% 4/7/21 #	2,025,000	2,352,987
Perrigo 2.30% 11/8/18	2,710,000	2,737,409
Perrigo Finance 3.50% 12/15/21	1,600,000	1,657,122
Smucker (J.M.)
144A 2.50% 3/15/20 #	4,975,000	5,047,605
144A 3.00% 3/15/22 #	730,000	742,117
144A 3.50% 3/15/25 #	2,750,000	2,832,959
Sysco 3.00% 10/2/21	11,190,000	11,564,048
Thermo Fisher Scientific 2.40% 2/1/19	7,205,000	7,312,837
Zimmer Holdings 2.70% 4/1/20	9,100,000	9,233,242
		146,954,996
Electric – 5.00%
Arizona Public Service 2.20% 1/15/20	8,255,000	8,316,211
Berkshire Hathaway Energy
2.00% 11/15/18	7,030,000	7,091,590
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,817,581
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,356,300
DTE Energy 2.40% 12/1/19	3,350,000	3,408,196
Electricite de France
144A 2.15% 1/22/19 #	5,915,000	5,997,774
144A 5.25% 1/29/49 #●	2,705,000	2,829,430
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	1,906,077
Kansas City Power & Light
6.375% 3/1/18	3,715,000	4,223,416
LG&E & KU Energy 3.75% 11/15/20	470,000	498,016
National Rural Utilities Cooperative
Finance 2.15% 2/1/19	9,170,000	9,322,992
NextEra Energy Capital Holdings
2.70% 9/15/19	11,210,000	11,498,232
NV Energy 6.25% 11/15/20	2,580,000	3,065,724
Pacific Gas & Electric 3.50% 10/1/20	250,000	263,879
Southern 2.45% 9/1/18	7,765,000	8,010,397
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	2,835,000	2,891,445
		73,497,260
Energy – 3.91%
BG Energy Capital 144A
2.875% 10/15/16 #	3,535,000	3,631,233
Chevron
1.961% 3/3/20	2,290,000	2,306,250
2.411% 3/3/22	1,305,000	1,308,664
Continental Resources 4.50% 4/15/23	5,445,000	5,293,319
Dominion Gas Holdings
2.50% 12/15/19	12,040,000	12,280,571
Energy Transfer Partners
4.05% 3/15/25	3,040,000	3,071,829
4.90% 3/15/35	1,030,000	1,026,281
5.15% 3/15/45	1,435,000	1,449,465
EOG Resources 2.45% 4/1/20	4,170,000	4,240,569
Exxon Mobil
2.397% 3/6/22	1,365,000	1,377,015
2.709% 3/6/25	4,570,000	4,622,441
Noble Holding International
3.05% 3/1/16	6,710,000	6,749,522
ONEOK Partners 3.80% 3/15/20	1,175,000	1,199,385
Petronas Global Sukuk 144A
2.707% 3/18/20 #	1,650,000	1,660,115
Regency Energy Partners
5.875% 3/1/22	785,000	855,650
Shell International Finance
3.10% 6/28/15	980,000	986,308
Woodside Finance 144A
8.75% 3/1/19 #	4,420,000	5,434,059
		57,492,676

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies - 0.88%
CME Group 3.00% 3/15/25	1,955,000	$1,977,332
General Electric Capital
144A 3.80% 6/18/19 #	1,355,000	1,451,628
5.55% 5/4/20	1,040,000	1,212,246
6.00% 8/7/19	2,745,000	3,209,772
7.125% 12/29/49 ●	4,300,000	5,063,250
		12,914,228
Insurance – 0.97%
American International Group
6.40% 12/15/20	1,940,000	2,352,828
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,617,986
Chubb 6.375% 3/29/67 ●	1,190,000	1,267,350
MetLife 1.756% 12/15/17	3,605,000	3,655,322
Metropolitan Life Global Funding I 144A
1.875% 6/22/18 #	1,435,000	1,453,207
Pricoa Global Funding I 144A
1.60% 5/29/18 #	920,000	921,436
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	1,910,000	1,959,629
144A 4.125% 11/1/24 #	900,000	951,829
		14,179,587
Natural Gas – 1.93%
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,544,815
Kinder Morgan 144A 5.00% 2/15/21 #	1,290,000	1,380,490
Kinder Morgan Energy Partners
6.50% 4/1/20	3,840,000	4,395,076
Sempra Energy 2.30% 4/1/17	3,460,000	3,530,902
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,385,000	2,350,613
TransCanada PipeLines
1.875% 1/12/18	8,290,000	8,374,143
3.40% 6/1/15	1,480,000	1,486,022
6.35% 5/15/67 ●	35,000	34,037
Williams Partners 7.25% 2/1/17	3,821,000	4,199,531
		28,295,629
Real Estate – 0.54%
Health Care REIT 3.625% 3/15/16	2,490,000	2,553,261
WEA Finance
144A 2.70% 9/17/19 #	4,895,000	4,960,236
144A 3.75% 9/17/24 #	400,000	414,531
		7,928,028
Technology – 2.91%
Amphenol 3.125% 9/15/21	11,135,000	11,428,975
Baidu 2.75% 6/9/19	4,000,000	4,049,348
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,878,949
3.30% 12/9/16	1,565,000	1,618,947
Juniper Networks 3.30% 6/15/20	2,730,000	2,765,899
Microsoft 2.70% 2/12/25	1,235,000	1,241,328
Motorola Solutions 4.00% 9/1/24	3,130,000	3,240,614
National Semiconductor
6.60% 6/15/17	925,000	1,035,449
NetApp
3.25% 12/15/22	1,255,000	1,243,243
3.375% 6/15/21	3,585,000	3,662,386
Seagate HDD Cayman 144A
4.75% 1/1/25 #	3,930,000	4,077,406
Tencent Holdings
144A 2.875% 2/11/20 #	695,000	700,843
144A 3.375% 5/2/19 #	1,295,000	1,343,063
144A 3.80% 2/11/25 #	415,000	424,960
Xerox
5.625% 12/15/19	1,360,000	1,541,227
6.35% 5/15/18	2,250,000	2,542,847
		42,795,484
Transportation – 1.78%
AP Moeller - Maersk 144A
2.55% 9/22/19 #	3,275,000	3,332,280
CSX 5.60% 5/1/17	950,000	1,034,311
ERAC USA Finance 144A
1.40% 4/15/16 #	4,160,000	4,174,323
HPHT Finance 15 144A
2.875% 3/17/20 #	1,005,000	1,016,424
Penske Truck Leasing 144A
2.50% 6/15/19 #	8,890,000	8,910,323
Union Pacific 2.25% 2/15/19	4,850,000	4,974,698
United Parcel Service 5.125% 4/1/19	2,415,000	2,748,606
		26,190,965
Total Corporate Bonds
(cost $750,462,998)		760,401,909

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds – 0.56%
Railsplitter Tobacco Settlement
Authority, Illinois
5.00% 6/1/15	1,475,000	$1,486,299
University of California
Series Y-2 0.679% 7/1/41 ●	6,670,000	6,672,801
Total Municipal Bonds
(cost $8,148,337)		8,159,100

Non-Agency Asset-Backed
Securities - 29.36%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,000,000	1,062,732
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	8,540,000	8,571,632
Series 2013-2 A 0.625% 4/15/18 ●	5,300,000	5,303,911
Series 2014-2 A 0.545% 1/16/18 ●	7,050,000	7,049,436
American Express Credit Account Master
Trust
Series 2012-1 A 0.445% 1/15/20 ●	6,500,000	6,503,477
Series 2012-3 B 0.675% 3/15/18 ●	5,655,000	5,654,632
Series 2013-2 A 0.595% 5/17/21 ●	4,645,000	4,660,449
Series 2014-1 A 0.545% 12/15/21 ●	9,500,000	9,477,827
Ameriquest Mortgage Securities
Asset-Backed Pass Through
Certificates
Series 2003-11 AF6
5.585% 12/25/33 ⧫Φ	11,869	12,323
ARI Fleet Lease Trust
Series 2012-B A 144A
0.475% 1/15/21 #●	1,651,814	1,648,833
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	960,000	990,857
Series 2013-2A A 144A
2.97% 2/20/20 #	8,750,000	9,037,490
Bank of America Credit Card Trust
Series 2007-A4 A4
0.215% 11/15/19 ●	2,150,000	2,135,905
Series 2014-A2 A 0.445% 9/16/19 ●	14,937,000	14,940,092
Series 2014-A3 A 0.462% 1/15/20 ●	7,000,000	6,997,046
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.515% 3/16/20 ●	2,500,000	2,497,183
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A
0.575% 9/15/17 #●	7,500,000	7,515,885
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A
1.45% 6/15/20 #	9,600,000	9,645,946
Series 2012-2A A2 144A
0.655% 6/15/20 #●	13,065,000	13,099,779
Series 2014-1 A 0.525% 3/16/20 ●	8,000,000	8,000,440
Series 2014-2 A 0.625% 7/15/22 ●	3,750,000	3,740,355
California Republic Auto Receivables
Trust
Series 2013-2 A2 1.23% 3/15/19	1,959,423	1,965,025
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11
0.265% 6/17/19 ●	3,000,000	2,993,199
Series 2007-A1 A1
0.225% 11/15/19 ●	8,080,000	8,043,244
Series 2007-A5 A5 0.215% 7/15/20 ●	5,250,000	5,213,082
Chase Issuance Trust
Series 2007-A5 A5 0.215% 3/15/19 ●	100,000	99,568
Series 2007-B1 B1 0.425% 4/15/19 ●	6,000,000	5,966,916
Series 2012-A9 A9
0.325% 10/16/17 ●	925,000	924,640
Series 2013-A9 A 0.595% 11/16/20 ●	6,100,000	6,115,829
Series 2014-A5 A5 0.545% 4/15/21 ●	6,635,000	6,635,000
Series 2014-A8 A 0.425% 11/15/18 ●	1,450,000	1,450,363
Chesapeake Funding
Series 2012-2A A 144A
0.628% 5/7/24 #●	1,811,963	1,812,412
Series 2014-1A A 144A
0.595% 3/7/26 #●	5,500,000	5,496,045
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.454% 5/26/20 ●	850,000	848,492
Series 2013-A4 A4 0.594% 7/24/20 ●	950,000	952,312
Series 2013-A7 A7 0.605% 9/10/20 ●	5,170,000	5,185,045
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	26,528	26,902
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	935,000	934,749
Discover Card Execution Note Trust
Series 2013-A1 A1 0.475% 8/17/20 ●	9,795,000	9,784,206
Series 2013-A5 A5 1.04% 4/15/19	5,250,000	5,264,868
Series 2013-A6 A6 0.625% 4/15/21 ●	7,100,000	7,119,603
Series 2014-A1 A1 0.605% 7/15/21 ●	7,340,000	7,356,772
Series 2014-A3 A3 1.22% 10/15/19	1,430,000	1,435,172
Series 2015-A1 A1 0.525% 8/17/20 ●	5,620,000	5,623,260
Enterprise Fleet Financing
Series 2013-2 A2 144A
1.06% 3/20/19 #	2,248,799	2,252,141
Series 2014-1 A2 144A
0.87% 9/20/19 #	2,635,517	2,635,546
Fifth Third Auto Trust
Series 2014-2 A2B 0.335% 4/17/17 ●	5,430,897	5,428,757
Ford Credit Floorplan Master Owner
Trust A
Series 2013-1 A1 0.85% 1/15/18	4,065,000	4,070,516
Series 2013-1 A2 0.555% 1/15/18 ●	4,750,000	4,751,525
Series 2013-2 A 144A
2.09% 3/15/22 #	7,000,000	7,008,680

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Ford Credit Floorplan Master Owner
Trust A
Series 2013-3 B 1.14% 6/15/17	655,000	$655,905
Series 2014-1 A2 0.575% 2/15/19 ●	5,765,000	5,767,294
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.926% 4/22/19 ●	16,930,000	17,039,114
Series 2013-1 A 0.576% 4/20/18 ●	3,555,000	3,556,141
Series 2014-2 A 0.626% 10/20/19 ●	6,450,000	6,446,846
Series 2015-1 A 0.676% 1/20/20 ●	7,290,000	7,294,534
Golden Credit Card Trust
Series 2012-3A A 144A
0.625% 7/17/17 #●	11,925,000	11,932,513
Series 2012-5A A 144A
0.79% 9/15/17 #	565,000	565,431
Series 2013-2A A 144A
0.605% 9/15/18 #●	6,850,000	6,863,159
Series 2014-2A A 144A
0.625% 3/15/21 #●	8,195,000	8,197,786
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	8,125,000	8,116,615
Hertz Fleet Lease Funding
Series 2014-1 A 144A
0.575% 4/10/28 #●	5,000,000	4,993,815
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	361,350	362,253
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	1,530,000	1,531,365
Series 2015-A A3 144A
1.42% 9/17/18 #	5,300,000	5,313,451
Master Credit Card Trust II
Series 2012-2A A 144A
0.78% 4/21/17 #	4,190,000	4,192,443
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	538	537
Motor
Series 2013-1A A1 144A
0.674% 2/25/21 #●	693,333	693,905
Navistar Financial Dealer Note Master
Owner Trust II
Series 2014-1 A 144A
0.924% 10/25/19 #●	6,500,000	6,506,689
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A
0.854% 9/25/18 #●	6,000,000	6,004,734
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A
1.92% 10/15/19 #	3,850,000	3,866,416
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	5,695,000	5,700,029
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,620,000	2,617,343
Nissan Master Owner Trust Receivables
Series 2012-A A 0.645% 5/15/17 ●	7,677,000	7,679,111
Series 2013-A A 0.475% 2/15/18 ●	8,995,000	8,993,957
Penarth Master Issuer
Series 2015-1A A1 144A
0.563% 3/18/19 #●	10,000,000	10,000,000
PFS Financing
Series 2013-AA A 144A
0.725% 2/15/18 #●	5,480,000	5,479,951
Series 2014-AA A 144A
0.775% 2/15/19 #●	6,000,000	5,983,422
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	1,180,000	1,179,816
Series 2014-1 A 1.61% 11/15/20	1,360,000	1,363,954
Trade MAPS 1
Series 2013-1A A 144A
0.875% 12/10/18 #●	11,750,000	11,743,338
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.575% 10/15/15 #●	1,977,000	1,977,712
Volkswagen Auto Lease Trust
Series 2014-A A2B
0.386% 10/20/16 ●	2,346,361	2,345,178
Series 2014-A A3 0.80% 4/20/17	4,000,000	3,999,912
Series 2015-A A3 1.25% 12/20/17	1,085,000	1,086,596
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	2,000,000	1,996,078
Wheels
Series 2014-1A A2 144A
0.84% 3/20/23 #	3,350,173	3,349,456
Total Non-Agency Asset-Backed
Securities (cost $431,127,694)		431,336,898

Non-Agency Collateralized Mortgage
Obligations – 0.80%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ●	21,428	21,096
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	27,011	27,829

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	22,313	$22,452
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.63% 5/25/33 ⧫●	5,319	5,344
Series 2003-46 1A1
2.531% 1/19/34 ⧫●	5,183	5,154
Fannie Mae Connecticut Avenue
Securities
Series 2014-C01 M1
1.774% 1/25/24 ●	3,584,397	3,604,495
Series 2015-C01 1M1
1.674% 2/25/25 ●	4,986,449	5,020,606
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 M2
1.824% 4/25/24 ●	1,037,000	1,030,666
Series 2014-DN4 M2
2.574% 10/25/24 ●	525,000	532,145
Series 2015-DN1 M1
1.424% 1/25/25 ●	795,174	796,795
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #●	7,610	7,966
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 ●	5,632	5,605
Springleaf Mortgage Loan Trust
Series 2012-1A A 144A
2.667% 9/25/57 #●	659,684	668,195
WaMu Mortgage Pass Through
Certificates Trust
Series 2003-S10 A2
5.00% 10/25/18 ⧫	8,565	8,789
Total Non-Agency Collateralized
Mortgage Obligations
(cost $11,711,701)		11,757,137

U.S. Treasury Obligations – 8.00%
U.S. Treasury Floating Rate Note
0.119% 1/31/17 ●	74,500,000	74,516,012
U.S. Treasury Note
2.00% 2/15/25	42,755,000	43,028,889
Total U.S. Treasury Obligations
(cost $116,992,060)		117,544,901

Preferred Stock – 0.19%
Morgan Stanley 5.55% ●	2,710,000	2,743,875
Total Preferred Stock
(cost $2,710,000)		2,743,875

Short-Term Investments – 0.80%
Repurchase Agreements – 0.80%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $4,803,338 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value $4,899,399)	4,803,332	4,803,332
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $4,002,788 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value $4,082,832)	4,002,776	4,002,776
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $2,911,900 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value $2,970,131)	2,911,892	2,911,892
		11,718,000
Total Short-Term Investments
(cost $11,718,000)		11,718,000

Total Value of Securities – 100.21%
(cost $1,460,095,618)	$1,472,176,984
Liabilities Net of Receivables and Other Assets – (0.21%)	(3,034,153)
Net Assets – 100.00%	$1,469,142,831
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $372,434,185, which represents 25.35% of the Series’ net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

ϕ Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contract

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
271 U.S. Treasury 10 yr Notes	$34,587,142	$34,933,594	6/22/15	$346,452

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
DB – Deutsche Bank
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
UBS – Union Bank of Switzerland
yr – Year

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust–Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Agency, asset-backed & mortgage-backed securities[1]	$—	$569,940,552	$569,940,552
Corporate debt	—	762,070,556	762,070,556
Municipal bonds	—	8,159,100	8,159,100
Preferred Stock	—	2,743,875	2,743,875
Short-term investments	—	11,718,000	11,718,000
U.S. Treasury obligations	—	117,544,901	117,544,901
Total	$—	$1,472,176,984	$1,472,176,984
Futures Contracts	$346,452	$—	$346,452

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-11

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 862 [3/15] 5/15 (14570)	Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.62%
Diversified REITs – 4.40%
Gramercy Property Trust	191,800	$5,383,826
Vornado Realty Trust	161,193	18,053,616
		23,437,442
Healthcare REITs – 9.13%
Health Care REIT	271,023	20,966,339
Healthcare Trust of America Class A	174,665	4,866,167
Ventas	312,849	22,844,234
		48,676,740
Hotel REITs – 7.89%
DiamondRock Hospitality	258,225	3,648,719
Hilton Worldwide Holdings †	222,175	6,580,823
Host Hotels & Resorts	569,543	11,493,378
Pebblebrook Hotel Trust	198,086	9,224,865
RLJ Lodging Trust	189,451	5,931,711
Strategic Hotels & Resorts †	413,615	5,141,234
		42,020,730
Industrial REITs – 4.60%
DCT Industrial Trust	183,616	6,364,131
Prologis	416,047	18,123,007
		24,487,138
Mall REITs – 16.18%
General Growth Properties	820,621	24,249,351
Macerich	31,575	2,662,720
Simon Property Group	279,478	54,677,076
Taubman Centers	60,350	4,654,796
		86,243,943
Manufactured Housing REIT – 1.00%
Equity LifeStyle Properties	97,103	5,335,810
		5,335,810
Multifamily REITs – 18.49%
American Campus Communities	25,075	1,074,965
Apartment Investment & Management	218,275	8,591,304
AvalonBay Communities	135,114	23,543,615
Equity Residential	346,700	26,994,062
Essex Property Trust	78,820	18,120,718
Post Properties	105,600	6,011,808
UDR	417,150	14,195,615
		98,532,087
Office REITs – 15.17%
Boston Properties	160,115	22,492,955
Douglas Emmett	229,575	6,843,631
Equity Commonwealth †	191,625	5,087,644
Highwoods Properties	119,024	5,448,919
Hudson Pacific Properties	196,211	6,512,243
Kilroy Realty	154,150	11,741,605
Paramount Group	241,507	4,661,085
SL Green Realty	140,413	18,026,221
		80,814,303
Office/Industrial REITs – 3.89%
CyrusOne	78,425	2,440,586
Duke Realty	675,950	14,715,431
PS Business Parks	43,315	3,596,878
		20,752,895
Self-Storage REITs – 6.28%
Extra Space Storage	166,286	11,235,945
Public Storage	112,636	22,205,061
		33,441,006
Shopping Center REITs – 9.31%
DDR	495,057	9,217,961
Federal Realty Investment Trust	52,325	7,702,763
Kimco Realty	505,590	13,575,091
Kite Realty Group Trust	104,775	2,951,512
Ramco-Gershenson Properties Trust	168,450	3,133,170
Regency Centers	191,664	13,040,819
		49,621,316
Single Tenant REIT – 0.70%
Spirit Realty Capital	311,050	3,757,484
		3,757,484
Specialty REIT – 0.58%
American Residential Properties †	171,986	3,094,028
		3,094,028
Total Common Stock
(cost $437,359,999)		520,214,922

	Principal
	amount°
Short-Term Investments – 2.18%
Discount Notes – 1.09% ≠
Federal Home Loan Bank
0.058% 4/8/15	2,850,438	2,850,424
0.065% 4/20/15	2,945,842	2,945,800
		5,796,224
Repurchase Agreements – 1.09%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $2,391,831 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value
$2,439,665)	2,391,828	2,391,828

NQ-VIP- 880 [3/15] 5/15 (14511)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $1,993,196 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value
$2,033,054)	1,993,190	$ 1,993,190
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $1,449,986 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value
$1,478,982)	1,449,982	1,449,982
		5,835,000
Total Short-Term Investments
(cost $11,631,146)		11,631,224

Total Value of Securities – 99.80%
(cost $448,991,145)		531,846,146
Receivables and Other Assets Net of Liabilities – 0.20%		1,047,910
Net Assets – 100.00%		$532,894,056
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [3/15] 5/15 (14511)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$520,214,922	$—	$520,214,922
Short-Term Investments	—	11,631,224	11,631,224
Total	$520,214,922	$11,631,224	$531,846,146

During the period ended March 31, 2015 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [3/15] 5/15 (14511)	REIT Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.11%
Basic Industry – 9.72%
Albemarle	171,200	$9,046,208
Berry Plastics Group †	443,900	16,064,741
Chemtura †	502,800	13,721,412
Clearwater Paper †	44,000	2,873,200
Cytec Industries	306,200	16,547,048
Fuller (H.B.)	366,000	15,690,420
Glatfelter	404,700	11,141,391
Kaiser Aluminum	191,800	14,747,502
Olin	216,000	6,920,640
Ryerson Holding @†	337,000	2,146,690
		108,899,252
Business Services – 1.53%
Brink’s	117,900	3,257,577
Deluxe	109,300	7,572,304
United Stationers	153,800	6,304,262
		17,134,143
Capital Spending – 8.39%
Actuant Class A	103,250	2,451,155
Altra Industrial Motion	310,870	8,592,447
CIRCOR International	78,200	4,277,540
EnPro Industries	115,100	7,590,845
H&E Equipment Services	463,800	11,590,362
ITT	487,900	19,472,089
MasTec †	762,400	14,714,320
Primoris Services	418,900	7,200,891
Regal-Beloit	134,000	10,709,280
Thermon Group Holdings †	310,700	7,478,549
		94,077,478
Consumer Cyclical – 4.43%
Barnes Group	253,900	10,280,411
Knoll	294,593	6,902,314
Meritage Homes †	316,600	15,399,424
Standard Motor Products	182,101	7,695,588
Tenneco †	162,700	9,342,234
		49,619,971
Consumer Services – 9.21%
Asbury Automotive Group †	73,800	6,132,780
Brinker International	122,700	7,553,412
Cato Class A	139,254	5,514,458
Cheesecake Factory	216,200	10,665,146
Cinemark Holdings	201,413	9,077,684
Finish Line Class A	231,000	5,664,120
Genesco †	80,451	5,730,525
Hanesbrands	202,200	6,775,722
Madden (Steven) †	249,200	9,469,600
Meredith	146,850	8,189,825
Stage Stores	245,225	5,620,557
Texas Roadhouse	290,300	10,575,629
UniFirst	23,800	2,801,022
Wolverine World Wide	281,000	9,399,450
		103,169,930
Consumer Staples – 2.42%
Core-Mark Holding Class A	67,132	4,317,930
J&J Snack Foods	64,600	6,892,820
Pinnacle Foods	197,200	8,047,732
Scotts Miracle-Gro Class A	117,700	7,905,909
		27,164,391
Energy – 4.85%
Bonanza Creek Energy †	140,300	3,459,798
Helix Energy Solutions Group †	731,600	10,944,736
Jones Energy Class A †	203,100	1,823,838
Patterson-UTI Energy	520,400	9,770,510
Southwest Gas	229,700	13,361,649
Stone Energy †	467,437	6,861,975
Whiting Petroleum †	263,100	8,129,790
		54,352,296
Financial Services – 22.05%
Bank of Hawaii	255,800	15,657,518
Boston Private Financial Holdings	652,500	7,927,875
Community Bank System	363,800	12,874,882
CVB Financial	272,600	4,345,244
East West Bancorp	731,536	29,597,947
First Financial Bancorp	530,900	9,455,329
First Midwest Bancorp	494,300	8,585,991
Hancock Holding	476,700	14,234,262
Independent Bank	297,800	13,064,486
Infinity Property & Casualty @	110,400	9,058,320
Main Street Capital	237,200	7,329,480
NBT Bancorp @	442,400	11,086,544
ProAssurance	231,200	10,614,392
S&T Bancorp @	248,642	7,056,460
Selective Insurance Group	520,500	15,120,525
StanCorp Financial Group	94,500	6,482,700
Stifel Financial †	230,600	12,855,950
Susquehanna Bancshares	273,200	3,745,572
Validus Holdings	220,321	9,275,514
Valley National Bancorp	1,141,500	10,775,760
Webster Financial	482,900	17,891,445
WesBanco @	310,800	10,125,864
		247,162,060
Healthcare – 7.45%
Cooper	67,100	12,575,882
Haemonetics †	192,500	8,647,100
Owens & Minor	270,350	9,148,644
Service International	567,000	14,770,350
STERIS	231,298	16,253,310
Teleflex	77,100	9,315,993
VCA Antech †	233,599	12,805,897
		83,517,176
Real Estate – 7.07%
Alexander & Baldwin	222,271	9,597,662

NQ-VIP- 884 [3/15] 5/15 (14512)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Real Estate (continued)
Brandywine Realty Trust	661,633	$10,572,895
Education Realty Trust	186,500	6,598,370
Healthcare Realty Trust	303,000	8,417,340
Highwoods Properties	262,000	11,994,360
Lexington Realty Trust	928,400	9,126,172
Ramco-Gershenson Properties Trust	371,700	6,913,620
Summit Hotel Properties	526,900	7,413,483
Washington Real Estate Investment
Trust	311,300	8,601,219
		79,235,121
Technology – 14.73%
Black Box	157,602	3,298,610
Brocade Communications Systems	1,064,000	12,624,360
Cirrus Logic †	273,600	9,099,936
CommScope Holding †	459,045	13,101,144
Electronics for Imaging †	281,200	11,740,100
NetScout Systems †	248,500	10,896,725
ON Semiconductor †	1,325,200	16,048,172
Premiere Global Services †	409,050	3,910,518
PTC †	342,900	12,402,693
Qorvo †	210,550	16,780,835
Synopsys †	442,700	20,505,864
Tech Data †	186,400	10,768,328
Teradyne	596,600	11,245,910
Vishay Intertechnology	919,900	12,713,018
		165,136,213
Transportation – 2.90%
Kirby †	83,100	6,236,655
Matson	200,700	8,461,512
Saia †	135,750	6,013,725
Werner Enterprises	376,800	11,835,288
		32,547,180
Utilities – 2.36%
Black Hills	159,000	8,019,960
El Paso Electric	209,100	8,079,624
NorthWestern	192,600	10,359,954
		26,459,538
Total Common Stock
(cost $730,800,737)		1,088,474,749

	Principal
	amount°
Short-Term Investments – 2.89%
Discount Notes – 1.20% ≠
Federal Home Loan Bank
0.052% 4/6/15	4,168,043	4,168,027
0.057% 4/8/15	1,244,564	1,244,558
0.065% 4/20/15	756,907	756,896
0.075% 6/4/15	1,856,639	1,856,470
0.075% 6/29/15	1,856,639	1,856,405
0.095% 7/14/15	3,527,614	3,527,004
		13,409,360
Repurchase Agreements – 1.69%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $7,781,753 (collateralized by
U.S. government obligations
2.125%–3.125%
6/30/21–2/15/43; market value
$7,937,378)	7,781,742	7,781,742
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $6,484,803 (collateralized by
U.S. government obligations
0.00%–9.125%
10/15/16–2/15/23; market value
$6,614,481)	6,484,785	6,484,785
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $4,717,487 (collateralized by
U.S. government obligations
0.00%–2.250%
1/31/19–2/15/26; market value
$4,811,825)	4,717,473	4,717,473
		18,984,000
Total Short-Term Investments
(cost $32,392,776)		32,393,360

Total Value of Securities – 100.00%
(cost $763,193,513)		1,120,868,109
Liabilities Net of Receivables and Other Assets – 0.00%		(20,958)
Net Assets – 100.00%		$1,120,847,151
____________________

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $39,473,878, which represents 3.52% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 884 [3/15] 5/15 (14512)	Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$1,088,474,749	$—	$1,088,474,749
Short-Term Investments	—	32,393,360	32,393,360
Total	$1,088,474,749	$32,393,360	$1,120,868,109

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [3/15] 5/15 (14512)	Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.11%
Consumer Discretionary – 24.84%
Discovery Communications Class A †	132,026	$4,061,120
Discovery Communications Class C †	357,115	10,525,965
eBay †	405,700	23,400,776
L Brands	172,225	16,239,095
Liberty Interactive Class A †	682,950	19,935,311
NIKE Class B	119,325	11,971,877
Priceline Group †	10,882	12,668,280
Sally Beauty Holdings †	230,550	7,924,004
TripAdvisor †	150,750	12,537,878
Wynn Resorts	39,100	4,921,908
		124,186,214
Consumer Staples – 4.53%
Walgreens Boots Alliance	267,234	22,629,375
		22,629,375
Energy – 7.26%
EOG Resources	125,125	11,472,711
Kinder Morgan	276,700	11,638,002
Williams	260,950	13,201,461
		36,312,174
Financial Services – 15.43%
Crown Castle International	220,575	18,206,261
Intercontinental Exchange	53,575	12,497,440
MasterCard Class A	248,225	21,444,158
Visa Class A	381,900	24,980,079
		77,127,938
Healthcare – 19.75%
Actavis †	60,214	17,920,841
Biogen †	21,875	9,236,500
Celgene †	242,450	27,949,636
Novo Nordisk ADR	303,400	16,198,526
Perrigo	61,550	10,189,603
Valeant Pharmaceuticals International †	86,797	17,239,620
		98,734,726
Information Technology – 4.08%
Equinix	87,487	20,371,348
		20,371,348
Technology – 23.22%
Adobe Systems †	132,050	9,763,777
Baidu ADR †	57,975	12,081,990
Electronic Arts †	249,650	14,683,165
Google Class A †	18,850	10,456,095
Google Class C †	18,950	10,384,600
Intuit	101,493	9,840,761
Microsoft	363,316	14,770,612
QUALCOMM	412,283	28,587,703
Yelp †	116,375	5,510,356
		116,079,059
Total Common Stock
(cost $354,881,477)		495,440,834

	Principal
	amount°
Short-Term Investments – 1.57%
Discount Notes – 1.57% ≠
Federal Home Loan Bank
0.051% 4/6/15	3,783,000	3,782,985
0.057% 4/8/15	1,015,185	1,015,180
0.065% 4/20/15	829,481	829,469
0.075% 6/4/15	566,743	566,691
0.075% 6/29/15	566,743	566,671
0.095% 7/14/15	1,076,811	1,076,625
		7,837,621
Total Short-Term Investments
(cost $7,837,420)		7,837,621

NQ-VIP- 888 [3/15] 5/15 (14514)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)
(Unaudited)

Total Value of Securities – 100.68%
(cost $362,718,897)	$503,278,455
Liabilities Net of Receivables and Other Assets – (0.68%)	(3,407,649)
Net Assets – 100.00%	$499,870,806
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-VIP- 888 [3/15] 5/15 (14514)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$495,440,834	$—	$495,440,834
Short-Term Investments	—	7,837,621	7,837,621
Total	$495,440,834	$7,837,621	$503,278,455

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [3/15] 5/15 (14514)	U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
March 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.83%
Consumer Discretionary – 6.08%
Johnson Controls	498,400	$25,139,296
Lowe’s	338,100	25,151,259
		50,290,555
Consumer Staples – 13.13%
Archer-Daniels-Midland	531,000	25,169,400
CVS Health	243,900	25,172,919
Kraft Foods Group	373,333	32,522,904
Mondelez International	712,600	25,717,734
		108,582,957
Energy – 12.82%
Chevron	192,100	20,166,658
ConocoPhillips	371,700	23,142,042
Halliburton	460,300	20,197,964
Marathon Oil	672,500	17,558,975
Occidental Petroleum	341,700	24,944,100
		106,009,739
Financials – 12.38%
Allstate	362,400	25,792,008
Bank of New York Mellon	643,300	25,886,392
BB&T	664,000	25,889,360
Marsh & McLennan	442,400	24,814,216
		102,381,976
Healthcare – 18.53%
Baxter International	364,300	24,954,550
Cardinal Health	283,400	25,582,518
Johnson & Johnson	245,900	24,737,540
Merck	447,800	25,739,544
Pfizer	731,441	25,446,832
Quest Diagnostics	348,700	26,797,595
		153,258,579
Industrials – 9.05%
Northrop Grumman	154,400	24,852,224
Raytheon	228,200	24,930,850
Waste Management	462,600	25,086,798
		74,869,872
Information Technology – 15.09%
Broadcom Class A	561,400	24,305,813
CA	791,116	25,798,293
Cisco Systems	908,600	25,009,215
Intel	798,900	24,981,603
Xerox	1,919,900	24,670,715
		124,765,639
Materials – 2.78%
duPont (E.I.) deNemours	321,900	23,006,193
		23,006,193
Telecommunications – 5.96%
AT&T	741,524	24,210,759
Verizon Communications	515,400	25,063,902
		49,274,661
Utilities – 3.01%
Edison International	397,900	24,856,813
		24,856,813
Total Common Stock
(cost $503,421,201)		817,296,984

	Principal
	amount°
Short-Term Investments – 1.21%
Discount Notes – 1.19% ≠
Federal Home Loan Bank
0.055% 4/8/15	2,957,710	2,957,695
0.065% 4/20/15	2,999,791	2,999,749
0.07% 4/6/15	3,856,190	3,856,175
		9,813,619
Repurchase Agreements – 0.02%
Bank of America Merrill Lynch
0.05%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $85,262 (collateralized by U.S.
government obligations
2.125%–3.125%
6/30/21–2/15/43; market value
$86,967)	85,261	85,261
Bank of Montreal
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $71,051 (collateralized by U.S.
government obligations
0.00%–9.125%
10/15/16–2/15/23; market value
$72,472)	71,051	71,051

NQ-VIP- 872 [3/15] 5/15 (14515)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)
(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.10%, dated 3/31/15, to be
repurchased on 4/1/15, repurchase
price $51,688 (collateralized by U.S.
government obligations
0.00%–2.250%
1/31/19–2/15/26; market value
$52,721)	51,687	$51,688
		208,000
Total Short-Term Investments
(cost $10,021,524)		10,021,619

Total Value of Securities – 100.04%
(cost $513,442,725)		$827,318,603
Liabilities Net of Receivables and Other Assets – (0.04%)		(358,102)
Net Assets – 100.00%		$826,960,501
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-VIP- 872 [3/15] 5/15 (14515)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
March 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$817,296,984	$—	$817,296,984
Short-Term Investments	—	10,021,619	10,021,619
Total	$817,296,984	$10,021,619	$827,318,603

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [3/15] 5/15 (14515)	Value Series-3

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: